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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-6553

Strong Variable Insurance Funds, Inc., on behalf of Strong Discovery Fund II, Strong Mid Cap Growth II and Strong Multi Cap Value Fund II

(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI	53201
(Address of principal executive offices)	(Zip code)

Richard Smirl, Strong Capital Management, Inc.

P.O. Box 2936 Milwaukee, WI 53201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 359-3400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1.    Reports to Shareholders

Semiannual Report    |     June 30, 2004

STRONG

Discovery

FUND II

STRONG Discovery FUND II

During the first half of 2004, the Strong Discovery Fund II gained 5.53%. This return fell short of the Fund’s broad-based benchmark, the Russell 2000 Index, which rose 6.76% during the same time frame.

The underperformance can be partly attributed to disappointing results from Select Medical Corporation, a health-care equipment company. The stock fell after the government proposed some changes to how healthcare providers would be reimbursed for Medicare claims. In response to the decline, we sold our position in Select Medical during the period — though, unfortunately, not soon enough to avoid a negative impact on the portfolio. An underweighted position in financial services stocks, along with the tendency of growth investments to lag their value counterparts during the past six months, also hurt relative performance. These negative influences were counterbalanced by positive performance from the Fund’s consumer discretionary and telecommunications holdings.

Concern about interest rates and inflation

Continued growth in corporate profits and operating margins helped support further increases in stock prices during the first six months of 2004, although these gains were much less robust than those realized in 2003. As the stock recovery continued to take hold, investors began to look ahead to the potential for higher interest rates, more inflation, and continued high energy prices — all factors that could limit equity returns in the future. Interest rates were a particular concern; the threat of further rate hikes from the Federal Reserve Board kept a ceiling on corporate valuations, even as the companies reported solid first-quarter profits.

Supporting our investment thesis

Our approach to portfolio management relies on the careful selection of individual securities through collaborative research. We strive to “surround” each company that we consider for investment. In other words, our team of portfolio managers and analysts interviews not only the companies’ management, but also their competitors, suppliers, and customers. We want to acquire unique insights to support — or reject, in the cases of companies that fail to meet our strict requirements — our investment thesis for each individual stock.

Applying this research approach, the Fund held a position in PETsMART, the country’s largest retailer of pet supplies and services. We believed that PETsMART, with more than 650 stores in 59 of the nation’s top 60 markets and with new sales initiatives underway, would continue to produce strong revenue growth. We were attracted to PETsMART’s strategy to further expand revenue by offering grooming, training, and veterinary services at more of its retail locations. These services are highly profitable for the company and have been increasing revenues at an annual pace of 25%. Furthermore, these services have been well received by customers and have helped generate more store visits. Thanks in part to PETsMART’s impressive revenue growth during the period, the company’s stock contributed positively to the Fund’s performance.

Another important holding for the Fund was Crown Castle International, which owns and leases towers and transmission networks for wireless communications systems. Our industry research revealed that wireless carriers have two top priorities: 1) improving the voice quality on their communications networks; and 2) rolling out next-generation networks to enable subscribers to access online services at high speeds. Competition between carriers has become increasingly fierce, however, and as the companies acquire ever more customers, they must continue to upgrade and expand their networks to meet the increased demand. We believed that Crown Castle was in a strong position to capitalize on these trends. As the nation’s second largest wireless tower operator, the company has a presence in nearly three-quarters of the 100 largest markets in the United States. During the period, Crown Castle’s strong competitive position led to impressive growth in the company’s free-cash flow (cash flow after expenses).

A market shift ahead?

Although corporate earnings and profitability are expected to continue to rise, we believe that stock valuations are already reflecting these likely trends. Thus, we are looking for gains from this point to be produced by a select group of high-quality stocks with predictable earnings. Against this backdrop, we plan to focus on companies with promising opportunities to reinvest in their core business to generate stable revenue and profit growth, and the ability to keep prices high in a competitive business environment. We believe the Discovery Fund II is well positioned for an environment that rewards quality, as the Fund generally invests in high-quality, small- and mid-cap names.

2

FUND HIGHLIGHTS

AVERAGE ANNUAL TOTAL RETURNS

as of 6-30-04

Investor Class[1]
1-year	30.09%
5-year	9.35%
10-year	9.80%
Since Inception (5-8-92)	9.55%

Performance is historical and does not guarantee future results. Investment returns and principal value will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the quoted performance. Call us or visit www.Strong.com for the most recent month-end performance.

Risks: Stock funds should only be considered for long-term goals as values fluctuate in response to the activities of individual companies and general market and economic conditions. • Because smaller companies often have narrower markets and limited financial resources, investments in these stocks present more risk than investments in those of larger, more established companies.

GROWTH OF AN ASSUMED $10,000 INVESTMENT†

from 5-8-92 to 6-30-04

Mention of specific securities in this report is not indicative of whether the Fund may make additional purchases of, sell all or a portion of, or continue to hold those securities. • †This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the Russell 2000® Index and the Lipper Mid-Cap Growth Funds Index. Results include the reinvestment of all dividends and capital gains distributions. To equalize time periods, the indices’ performances were prorated for the month of May 1992.

Performance Information: 1The Fund’s returns include the effect of deducting fund expenses, but do not include charges and expenses attributable to any particular insurance product. If all fees and charges had been deducted, the performance quoted would be significantly lower.

Fee Waivers: From time to time, the Fund’s advisor and/or administrator has waived fees and/or absorbed Fund expenses, which has resulted in higher returns. As of 6-30-04, there are waivers and/or absorptions in effect.

Percentage Restrictions: The Fund’s prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest (“Percentage Restrictions”). Percentage Restrictions apply at the time the Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund’s assets (e.g., due to cash inflows and redemptions); (2) the market value of the security; or (3) the pricing, liquidity, or rating of the security, may cause the Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund’s continued holding of the security will not constitute a violation of the Percentage Restriction.

Definitions: *The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. The Lipper Mid-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Mid-Cap Growth Funds Category. Source of the Russell Index data is Standard & Poor’s Micropal. Source of the Lipper Index data is Lipper. • It is not possible to invest directly in an index.

Thank you for your investment in the Strong Discovery Fund II. We appreciate the trust you have placed in our team.

Thomas Pence	James M. Leach
Portfolio Co-Manager	Portfolio Co-Manager

3

SCHEDULE OF INVESTMENTS IN SECURITIES	June 30, 2004 (Unaudited)

Strong Discovery Fund II

	Shares or Principal Amount	Value (Note 2)
Common Stocks 95.7%
Apparel - Shoes & Related Manufacturing 1.2%
Genesco, Inc. (b) (d)	45,300	$1,070,439

Auto/Truck - Original Equipment 0.9%
Eaton Corporation	13,400	867,516

Commercial Services - Market Research 1.2%
Corporate Executive Board Company	19,900	1,150,021
Commercial Services - Schools 2.0% Career Education Corporation (b)	7,200	328,032
Corinthian Colleges, Inc. (b)	40,400	999,496
Strayer Education, Inc.	4,380	488,677

		1,816,205

Commercial Services - Security/Safety 0.6%
Armor Holdings, Inc. (b)	17,900	608,600

Commercial Services - Staffing 1.1%
Kforce.com, Inc. (b)	110,900	1,046,896

Computer - Local Networks 2.3%
Polycom, Inc. (b)	94,600	2,119,986

Computer - Manufacturers 1.7%
Apple Computer, Inc. (b)	48,800	1,587,952
Computer Software - Education/Entertainment 1.9%
Activision, Inc. (b)	109,661	1,743,610

Computer Software - Enterprise 5.2%
Hyperion Solutions Corporation (b)	21,600	944,352
Mercury Interactive Corporation (b)	42,900	2,137,707
TIBCO Software, Inc. (b)	203,700	1,721,265

		4,803,324

Computer Software - Financial 0.7%
DST Systems, Inc. (b)	14,500	697,305

Electronics - Semiconductor Manufacturing 5.6%
Broadcom Corporation Class A (b)	30,300	1,417,131
KLA-Tencor Corporation (b)	15,500	765,390
Marvell Technology Group, Ltd. (b)	72,800	1,943,760
Silicon Laboratories, Inc. (b) (d)	23,700	1,098,495

		5,224,776
Financial Services - Miscellaneous 0.7%
Euronet Services, Inc. (b) (d)	29,900	691,587

Household - Consumer Electronics 2.8%
Harman International Industries, Inc.	28,350	2,579,850

Insurance - Property/Casualty/Title 2.6%
Endurance Specialty Holdings, Ltd. (d)	41,800	1,454,640
ProAssurance Corporation (b) (d)	27,600	941,436

		2,396,076

Internet - E*Commerce 2.4%
Getty Images, Inc. (b)	11,500	690,000
Netflix, Inc. (b) (d)	43,400	1,560,230

		2,250,230
Internet - Software 1.0%
OpenTV Corporation (b) (e)	38,008	$79,057
ValueClick, Inc. (b)	70,200	840,996

		920,053

Leisure - Movies & Related 3.4%
Lions Gate Entertainment Corporation (b)	457,000	3,189,860

Leisure - Products 1.9%
Multimedia Games, Inc. (b) (d)	64,600	1,732,572

Leisure - Toys/Games/Hobby 2.0%
Marvel Enterprises, Inc. (b) (d)	95,749	1,869,020

Media - Radio/TV 1.2%
The E.W. Scripps Company Class A	10,305	1,082,025

Medical - Biomedical/Biotechnology 4.4%
Digene Corporation (b)	44,584	1,628,654
Genzyme Corporation (b)	21,080	997,716
Northfield Laboratories, Inc. (b)	50,700	722,982
Sepracor, Inc. (b) (d)	13,400	708,860

		4,058,212
Medical - Ethical Drugs 3.0%
Inspire Pharmaceuticals, Inc. (b)	85,900	1,436,248
Medicis Pharmaceutical Corporation Class A (d)	34,900	1,394,255

		2,830,503

Medical - Genetics 0.6%
Millennium Pharmaceuticals, Inc. (b)	41,900	578,220

Medical - Hospitals 1.5%
Community Health Systems, Inc. (b)	51,700	1,384,009

Medical - Products 4.2%
American Medical Systems Holdings, Inc. (b) (d)	42,800	1,442,360
Cyberonics, Inc. (b) (d)	19,700	657,192
EPIX Medical, Inc. (b)	27,100	571,810
Zimmer Holdings, Inc. (b)	13,400	1,181,880

		3,853,242

Medical - Systems/Equipment 3.0%
Fisher Scientific International, Inc. (b) (d)	34,400	1,986,600
Varian Medical Systems, Inc. (b)	9,960	790,326

		2,776,926

Medical - Wholesale Drugs/Sundries 1.0%
McKesson Corporation	26,000	892,580

Medical/Dental - Services 1.8%
Caremark Rx, Inc. (b)	15,300	503,982
LabOne, Inc. (b)	35,800	1,137,724

		1,641,706

Medical/Dental - Supplies 0.8%
Dentsply International, Inc.	13,800	718,980

Metal Ores - Miscellaneous 1.2%
Phelps Dodge Corporation (b) (d)	14,200	1,100,642

Mining - Gems 1.3%
Pan American Silver Corporation (b) (d)	88,700	1,166,405

4

Strong Discovery Fund II (continued)

	Shares or Principal Amount	Value (Note 2)
Oil & Gas - Canadian Exploration & Production 0.4% Canadian Natural Resources, Ltd.	13,500	$403,650
Oil & Gas - Drilling 2.2%
ENSCO International, Inc.	35,300	1,027,230
Nabors Industries, Ltd. (b)	22,270	1,007,049

		2,034,279
Oil & Gas - Field Services 0.5%
BJ Services Company (b)	10,100	462,984

Oil & Gas - Machinery/Equipment 2.5%
Grant Prideco, Inc. (b)	72,800	1,343,888
Smith International, Inc. (b)	17,400	970,224

		2,314,112
Oil & Gas - Production/Pipeline 0.8%
The Williams Companies, Inc.	59,600	709,240

Oil & Gas - United States Exploration & Production 2.3%
Chesapeake Energy Corporation (d)	93,300	1,373,376
XTO Energy, Inc. (d)	24,774	738,017

		2,111,393
Pollution Control - Services 1.5%
Stericycle, Inc. (b)	27,200	1,407,328

Retail - Clothing/Shoes 1.7%
Coach, Inc. (b)	19,700	890,243
Urban Outfitters, Inc. (b) (d)	11,600	706,556

		1,596,799
Retail - Home Furnishings 2.1%
Select Comfort Corporation (b)	68,000	1,931,200

Retail - Miscellaneous 1.7%
PETsMART, Inc.	49,644	1,610,948

Retail - Restaurants 0.9%
Panera Bread Company Class A (b) (d)	22,233	797,720

Steel - Specialty Alloys 0.7%
GrafTech International, Ltd. (b)	58,700	614,002

Telecommunications - Equipment 1.3%
American Tower Corporation Class A (b)	31,000	471,200
Avaya, Inc. (b)	45,300	715,287

		1,186,487
Telecommunications - Wireless Equipment 3.3%
Research in Motion, Ltd. (b)	44,400	3,038,736

Telecommunications - Wireless Services 6.7%
Crown Castle International Corporation (b)	144,100	2,125,475
NII Holdings, Inc. Class B (b) (d)	71,438	2,406,746
Nextel Partners, Inc. (b) (d)	104,600	1,665,232

		6,197,453
Transportation - Airline 1.9%
AirTran Holdings, Inc. (b) (d)	124,000	1,753,360

Total Common Stocks (Cost $71,334,333)		88,619,019

Short-Term Investments (a) 14.1%
Collateral Received for Securities Lending 10.1%
Navigator Prime Portfolio	9,320,996	$9,320,996

Repurchase Agreements (c) 4.0%
ABN AMRO Inc. (Dated 6/30/04), 1.40%, Due 7/01/04 (Repurchase proceeds $1,600,062); Collateralized by: United States Government & Agency Issues	$1,600,000	1,600,000
State Street Bank (Dated 6/30/04), 0.75%, Due 7/01/04 (Repurchase Proceeds $2,094,444); Collateralized by: United States Government & Agency Issues	2,094,400	2,094,400

		3,694,400

Total Short-Term Investments (Cost $13,015,396)		13,015,396

Total Investments in Securities (Cost $84,349,729) 109.8%		101,634,415
Other Assets and Liabilities, Net (9.8%)		(9,087,900)

Net Assets 100.0%		$92,546,515

LEGEND

(a)	Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b)	Non-income producing security.
(c)	See Note 2(J) of Notes to Financial Statements.
(d)	All or a portion of security is on loan. See Note 2(K) of Notes to Financial Statements.
(e)	Restricted security.

Percentages are stated as a percentage of net assets.

5

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Strong Discovery Fund II
Assets:
Investments in Securities, at Value (Cost of $84,349,729)	$101,634,415
Receivable for Securities Sold	1,674,914
Dividends and Interest Receivable	7,709
Other Assets	61,509

Total Assets	103,378,547

Liabilities:
Payable for Securities Purchased	1,489,553
Payable Upon Return of Securities on Loan	9,320,996
Accrued Operating Expenses and Other Liabilities	21,483

Total Liabilities	10,832,032

Net Assets	$92,546,515

Net Assets Consist of:
Capital Stock (Par Value and Paid-in Capital)	$76,817,430
Undistributed Net Investment Income (Loss)	(461,089)
Undistributed Net Realized Gain (Loss)	(1,094,512)
Net Unrealized Appreciation (Depreciation)	17,284,686

Net Assets	$92,546,515

Capital Shares Outstanding (Unlimited Number Authorized)	6,929,169
Net Asset Value Per Share	$13.36

See Notes to Financial Statements.

6

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

Strong Discovery Fund II
Income:
Dividends (net of foreign withholding taxes of $827)	$75,098
Interest	13,058

Total Income	88,156

Expenses:
Investment Advisory Fees	468,209
Custodian Fees	9,957
Shareholder Servicing Costs	70,700
Other	23,702

Total Expenses before Expense Offsets	572,568
Expense Offsets (Note 4)	(23,323)

Expenses, Net	549,245

Net Investment Income (Loss)	(461,089)

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on Investments	4,557,448
Net Change in Unrealized Appreciation/Depreciation on Investments	845,108

Net Gain (Loss) on Investments	5,402,556

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,941,467

See Notes to Financial Statements.

7

STATEMENTS OF CHANGES IN NET ASSETS

	Strong Discovery Fund II
	Six Months Ended June 30, 2004	Year Ended Dec. 31, 2003
	(Unaudited)
Operations:
Net Investment Income (Loss)	$(461,089)	$(306,304)
Net Realized Gain (Loss)	4,557,448	10,613,744
Net Change in Unrealized Appreciation/Depreciation	845,108	17,906,775

Net Increase (Decrease) in Net Assets Resulting from Operations	4,941,467	28,214,215
Distributions From Net Investment Income	—	—
Capital Share Transactions:
Proceeds from Shares Sold	3,379,731	8,818,943
Proceeds from Reinvestment of Distributions	—	—
Payment for Shares Redeemed	(9,889,642)	(27,678,704)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,509,911)	(18,859,761)

Total Increase (Decrease) in Net Assets	(1,568,444)	9,354,454
Net Assets:
Beginning of Period	94,114,959	84,760,505

End of Period	$92,546,515	$94,114,959

Undistributed Net Investment Income (Loss)	$(461,089)	$—
Transactions in Shares of the Fund:
Sold	253,185	769,668
Issued in Reinvestment of Distributions	—	—
Redeemed	(760,260)	(2,663,548)

Net Increase (Decrease) in Shares of the Fund	(507,075)	(1,893,880)

See Notes to Financial Statements.

8

FINANCIAL HIGHLIGHTS

STRONG DISCOVERY FUND II

	Period Ended
Selected Per-Share Data(a)	June 30, 2004(b)		Dec. 31, 2003	Dec. 31, 2002		Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999
Net Asset Value, Beginning of Period	$12.66		$9.08		$10.32	$11.88	$11.38	$12.72
Income From Investment Operations:
Net Investment Income (Loss)	(0.07)		(0.04)		(0.01)	(0.02)	0.08	(0.05)
Net Realized and Unrealized Gains (Losses) on Investments	0.77		3.62		(1.23)	0.63	0.42	0.36

Total from Investment Operations	0.70		3.58		(1.24)	0.61	0.50	0.31
Less Distributions:
From Net Investment Income	—		—		—	(0.08)	—	—
From Net Realized Gains	—		—		—	(2.09)	—	(1.65)

Total Distributions	—		—		—	(2.17)	—	(1.65)

Net Asset Value, End of Period	$13.36		$12.66		$9.08	$10.32	$11.88	$11.38

Ratios and Supplemental Data
Total Return	+5.53%		+39.43%	–	12.02%	+4.08%	+4.39%	+5.09%
Net Assets, End of Period (In Millions)	$93		$94		$85	$121	$136	$152
Ratio of Expenses to Average Net Assets before Expense Offsets	1.2	%*	1.2%		1.2%	1.2%	1.3%	1.2%
Ratio of Expenses to Average Net Assets	1.2	%*	1.1%		1.2%	1.2%	1.2%	1.1%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.0	)%*	(0.4)%		(0.1)%	(0.2)%	0.6%	(0.4)%
Portfolio Turnover Rate	67.7%		292.6%		416.6%	502.8%	479.6%	234.5%

*	Calculated on an annualized basis.
(a)	Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)	For the six months ended June 30, 2004 (Unaudited).

See Notes to Financial Statements.

9

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

1.	Organization

Strong Discovery Fund II (the “Fund”) (a series fund of Strong Variable Insurance Funds, Inc.) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund offers and sells its shares only to separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. At June 30, 2004, approximately 99% of the Fund’s shares were owned by the separate accounts of one insurance company.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

(A)	Security Valuation — Securities of the Fund traded on a national securities exchange are valued each business day at the last sales price. Securities traded on the NASDAQ Stock Market are valued each business day using the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are fair valued as determined in good faith under the general supervision of the Board of Directors. Some of the Fund’s portfolio securities may be listed on foreign exchanges that close before the U.S. markets and that trade on days when the U.S. markets are closed. As a result, management, under the supervision of the Strong Funds’ Board of Directors, will consider significant events affecting foreign securities and the movements of the domestic markets that occur after the close of the foreign markets and before the time a Fund’s net asset value (“NAV”) is calculated in valuing such foreign securities. Securities that are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

The Fund may own certain securities that are restricted as to resale. Restricted securities include Section 4(2) commercial paper, securities issued in a private placement, or securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. Restricted securities may be determined to be liquid or illiquid. Securities are deemed illiquid based upon guidelines established by the Fund’s Board of Directors. Illiquid securities are valued after giving due consideration to pertinent factors, such as recent private sales, market conditions, and the issuer’s financial performance. The Fund held no restricted and illiquid securities at June 30, 2004.

(B)	Federal Income and Excise Taxes and Distributions to Shareholders — The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

Undistributed income or net realized gains for financial statement purposes may differ from what is determined for federal income tax purposes due to differences in the timing, recognition, and characterization of income, expense, and capital gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually.

(C)	Realized Gains and Losses on Investment Transactions — Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

(D)	Certain Investment Risks — The Fund may utilize derivative instruments including options, futures, and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The Fund intends to use such derivative instruments primarily to hedge or protect itself from adverse movements in securities’ prices, foreign currencies, or interest rates. The use of these instruments involves certain risks, including the possibility that the future value of the underlying assets or indices fluctuate (in the case of futures and options), the derivative becomes illiquid, an imperfect correlation arises between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

Investments in foreign-denominated assets or forward foreign currency contracts may involve greater risks than domestic investments such as foreign-related risks created by currency rate fluctuations, foreign political and economic instability, foreign financial reporting standards and taxes, and foreign securities markets and issuer regulation. Foreign securities may be less liquid than domestic securities.

10

(E)	Futures — Upon entering into a futures contract, the Fund segregates cash and/or other liquid investments equal to the minimum “initial margin” requirements of the exchange and the futures commission merchant or broker. The Fund designates liquid securities or cash as collateral on open futures contracts. During the term of the futures contract, the Fund also receives credit from, or pays to, the futures commission merchant or broker an amount of cash or liquid assets equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin” and are recorded as unrealized gains or losses by the Fund. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

(F)	Written Options — The Fund may write put or call options. Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability that is subsequently adjusted daily to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses by the Fund. When a written option is closed, expired, or exercised, the Fund realizes a gain or loss and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the written option, although any potential loss during the period would be reduced by the amount of the option premium received by the Fund. The Fund designates liquid securities or cash on its books to cover its financial exposure on open written options contracts.

(G)	Foreign Currency Conversion — Securities and other assets and liabilities initially expressed in foreign currencies are converted daily into U.S. dollars based upon current exchange rates. Purchases and sales of foreign securities and foreign income are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

(H)	Forward Foreign Currency Exchange Contracts — Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(I)	Short Positions — The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Changes between the amount of the liability and the current market value of the short positions are recorded as unrealized gains or losses. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund and are included in Other Expenses in the Statement of Operations. If the Fund sells securities short while also holding the long position in the security, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. If the Fund sells securities short when not holding the long position in the security, it will experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced.

(J)	Repurchase Agreements — The Fund may enter into repurchase agreements with institutions that the Fund’s investment advisor, Strong Capital Management, Inc. (the “Advisor”), has determined are creditworthy. Each repurchase transaction is recorded at cost, which approximates fair value. The Fund requires that the collateral, represented by cash and/or securities (primarily U.S. government securities), in a repurchase transaction be maintained in a segregated account under the control of the Fund’s custodial bank in a manner sufficient to enable the Fund to liquidate those securities in the event of a default of the counterparty. On a daily basis, the Fund’s custodial bank monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement.

(K)	Securities Lending — The Fund has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank, which was subsequently assumed by State Street Bank and Trust Company. Under the terms of the Agreement, the Fund may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash and cash equivalents equal to at least 102% of the market value of the aggregate loaned securities, plus accrued interest, and the collateral is marked-to-market daily. Cash collateral received is invested in repurchase agreements, investment funds, government obligations, and/or bank obligations.

At June 30, 2004, the Fund had securities with a market value of $9,011,232 on loan and had received $9,320,996 in collateral (both are included within Investments in the Statement of Assets and Liabilities). Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Interest Income in the Statement of Operations. For the six months ended June 30, 2004, the securities lending income totaled $6,341.

11

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2004 (Unaudited)

The three primary risks associated with securities lending are: a borrower defaulting on its obligation to return the securities loaned resulting in a shortfall on the posted collateral; a principal loss arising from the lending agent’s investment of cash collateral; and the inability of the lending Fund to recall a security in time to exercise valuable voting rights or sell the security. In each case, the lending agent has indemnified the Funds for these types of losses.

(L)	Directed Brokerage — The Fund directs certain portfolio trades to brokers who, in turn, pay a portion of the Fund’s expenses not attributable to the Advisor or its affiliates. Such amounts are included in Expense Offsets reported in the Fund’s Statement of Operations and in Note 4.

(M)	Earnings Credit Arrangements — Credits are earned on positive cash balances maintained in custodian accounts. These credits serve to reduce the custodian’s fees incurred by the Fund and are included in Expense Offsets reported in the Fund’s Statement of Operations and in Note 4.

(N)	Expenses — The Fund and other affiliated Strong Funds contract for certain services on a collective basis. The majority of the expenses are directly identifiable to an individual Fund. Expenses that are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Strong Funds.

(O)	Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

(P)	Guarantees and Indemnifications — In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(Q)	Other — Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts on the interest method.

3.	Related Party Transactions

The Advisor provides investment advisory and related services to the Fund. Strong Investor Services, Inc. (the “Administrator”), an affiliate of the Advisor, provides administrative, transfer agent, and related services to the Fund. Certain officers and, until December 2, 2003, certain directors of the Fund are or were affiliated with the Advisor and the Administrator. Investment advisory and administration fees, which are established by terms of the advisory and administration agreements, are based on an annualized rate of 1.00% of the average daily net assets of the Fund.

The Fund’s Advisor and/or Administrator may voluntarily waive or absorb certain expenses at their discretion. Transfer agent and related service fees are based on the lesser of various agreed-upon contractual percentages of the average daily net assets of the Fund or a contractually established rate for each participant account. Transfer agent fees are recorded in the Shareholder Servicing Costs in the Fund’s Statement of Operations. The Administrator also allocates to the Fund certain charges or credits resulting from transfer agency banking activities based on the Fund’s level of subscription and redemption activity. Transfer Agency Banking Charges allocated to the Fund by the Administrator, if any, are included in Other Expenses in the Fund’s Statement of Operations. Transfer Agency Banking Credits allocated by the Administrator, if any, serve to reduce the transfer agency expenses incurred by the Fund and are included in Expense Offsets in the Fund’s Statement of Operations and in Note 4. The Administrator is also compensated for certain other out-of-pocket expenses related to transfer agent services.

The Fund may invest cash in money market funds managed by the Advisor, subject to certain limitations set by the Fund’s Board of Directors and applicable law.

The amount payable to the Advisor or Administrator at June 30, 2004, shareholder servicing and other related expenses paid to the Administrator, transfer agency banking credits, and unaffiliated directors’ and independent officers’ fees, excluding the effects of waivers and absorptions, for the six months ended June 30, 2004 are $12,019, $70,700, $147, and $2,491, respectively.

4.	Expense Offsets

Expense offsets for the six months ended June 30, 2004 included expense waivers and absorptions, transfer agency banking credits, earnings credits, and directed brokerage credits of $9,438, $147, $36, and $13,702, respectively.

5.	Line of Credit

The Strong Funds have established a line of credit agreement (“LOC”) with certain financial institutions, which expires October 8, 2004, to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds

12

are subject to a $350 million cap on the total LOC. For an individual Fund, borrowings under the LOC are limited to either the lesser of 15% of the market value of the Fund’s total assets or any explicit borrowing limits in the Fund’s registration statement. The principal amount of each borrowing under the LOC is due not more than 45 days after the date of the borrowing. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum is incurred on the unused portion of the LOC and is allocated to all participating Strong Funds based on their net asset values. For the six months ended June 30, 2004, there were no borrowings by the Fund under the LOC.

6.	Investment Transactions

The aggregate purchases and sales of long-term securities during the six months ended June 30, 2004 were $62,465,282 and $71,484,603, respectively. There were no purchases or sales of long-term U.S. government securities during the six months ended June 30, 2004.

7.	Income Tax Information

At June 30, 2004, the cost of investments in securities for federal income tax purposes was $84,738,881. Net unrealized appreciation of securities was $16,895,534, consisting of gross unrealized appreciation and depreciation of $17,441,585 and $546,051, respectively. The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

The capital loss carryovers (expiring in varying amounts through 2010) as of December 31, 2003, and tax basis post-October losses as of December 31, 2003, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	Net Capital Loss Carryovers	Post-October Losses
Strong Discovery Fund II	$4,885,779	$86,512

8.	Legal and Regulatory Matters

On or about May 20, 2004, the Advisor, the Administrator, and the Distributor (collectively, “Strong”), former chairman Richard S. Strong, and two employees of Strong entered into agreements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the State of Wisconsin Department of Justice (the Wisconsin Attorney General), and the Wisconsin Department of Financial Institutions representing a settlement of all the market-timing investigations of Strong and certain affiliates by these agencies. In the settlements, Strong, without admitting or denying the findings in any of the orders, consented to entries of cease and desist orders and injunctive relief relating to breaches of their fiduciary duties and violations of state and federal securities laws, including anti-fraud provisions. The settlements require the Advisor to pay $40 million in investor restoration and $40 million in civil penalties. The settlements require Mr. Strong to pay $30 million in investor restoration and $30 million in civil penalties. The NYAG settlement also requires Strong to reduce fees for all Funds (except money market funds and certain very short-term income funds) by an aggregate of at least $7 million a year for five years. Separately, the Board of Directors of the Strong Funds and the Advisor have agreed that the Advisor may allocate such fee and/or expense reductions in a manner it deems reasonable, provided that (i) each applicable Fund shall participate in such fee reduction, (ii) each Fund that was impacted by market timing related to the settlements shall receive a fee reduction of at least 0.025% each year, (iii) such fee reduction shall be taken after giving effect to all waivers and reimbursements currently in effect, and (iv) fees and expenses shall not subsequently be increased without prior Board approval. Additionally, the settlements require, among other things: 1) retention of an independent consultant to develop a payment plan for the amount of investor restoration; 2) the services of an independent compliance consultant to conduct a periodic review of Strong’s compliance policies and procedures; and 3) enhanced corporate governance policies for the Strong Funds. The NYAG settlement also requires: 1) the retention of a senior officer to assist the Board in monitoring compliance and reviewing fee arrangements; and 2) additional fee disclosure to investors in the Funds. Strong and Mr. Strong, and not the investors in any Strong Fund, will bear all the costs of complying with the settlements, including restoration, civil penalties, and associated legal fees stemming from these regulatory proceedings. Strong has not yet determined if the investor restoration or civil penalties will create any financial benefit to the Strong Funds.

Strong has received one or more subpoenas or requests for information from the West Virginia Attorney General and other regulatory agencies requesting documents, if any, related to market timing and late trading practices. Strong is aware of multiple outstanding class and derivative actions (“Actions”) filed since September 4, 2003, against Strong, Strong Funds, Strong Financial Corporation, Strong Investments, Inc., Strong affiliates, and certain of their officers and directors as defendants in certain federal and state courts with respect to factual matters referenced in the NYAG settlement. On February 20, 2004 and June 15, 2004, the United States Judicial Panel for Multi District Litigation (“MDL”) ordered the

13

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2004 (Unaudited)

transfer of all but one of the Actions to the District of Maryland so those cases involving Strong could be coordinated and consolidated into one or two actions covered by a single complaint (“MDL Consolidated Actions”). A single Wisconsin state court Action involving Strong was not removed to the District of Maryland court. The District of Maryland court has since appointed co-chairs/chief administrative counsel for the plaintiffs in the actions involving all of the fund families before it. It has also appointed a lead plaintiff and lead plaintiff’s counsel for the actions involving each individual fund family, including Strong. The Actions generally allege, among other things, that the defendants violated their fiduciary duty to fund shareholders and certain retirement plan participants, and made false and misleading statements in the funds’ prospectuses in violation of federal and state securities laws. The Actions generally seek one or more of the following: compensatory damages, punitive damages, special damages, exemplary damages, rescission, restitution, payment of plaintiffs’ attorneys’ fees and experts’ fees, and/or replacement of the Board of Directors of the Strong Funds. Strong expects that the MDL Consolidated Actions will allege the same types of violations of law and seek the same forms of damages and remedies as did the numerous prior Actions. Certain state Actions will not be consolidated into the MDL Consolidated Actions, and proceedings in these state court Actions may be stayed or proceed independently of the MDL Consolidated Actions.

The Strong Funds will not bear any costs incurred in connection with these Actions. Based on currently available information, Strong believes that the Actions will not have a material adverse financial impact on the Strong Funds, and are not likely to materially affect Strong’s ability to provide investment management services to its clients, including the Strong Funds. The Funds may experience increased redemptions or a decrease in new sales of shares as a result of the regulatory settlements and the ongoing Actions, which could result in increased transaction costs and operating expenses, or otherwise negatively impact the Strong Funds.

9.	Pending Acquisition

On May 26, 2004, Strong Financial Corporation (“SFC”) announced that it reached a definitive agreement with Wells Fargo & Company (“Wells Fargo”) to acquire assets of SFC and certain of its affiliates, including the Advisor. As part of the proposed transaction, SFC will be seeking approval from the Board of Directors of the Strong Funds (“Board”) on various matters including appointing Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo, as a new investment advisor for the Strong Funds and a merger of those funds into the Wells Fargo Funds family of mutual funds.

The mergers, which are anticipated to close in the first quarter of 2005, are subject to a number of conditions, including approval by the Board and shareholders of the Strong Funds.

14

DIRECTORS AND OFFICERS

Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 71 mutual funds (“Strong Funds”).

Willie D. Davis (DOB 7-24-34), Director of the Strong Funds since July 1994.

Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc., since 1977; Director of Wisconsin Energy Corporation (formerly WICOR, Inc., a utility company) since 1990, Metro-Goldwyn-Mayer, Inc. (an entertainment company) since 1998, Bassett Furniture Industries, Inc. since 1997, Checker’s Drive-In Restaurants, Inc. (formerly Rally’s Hamburgers, Inc.) since 1994, Johnson Controls, Inc. (an automotive systems and facility management company) since 1992, MGM Mirage (formerly MGM Grand, Inc., an entertainment/hotel company) since 1990, Dow Chemical Company since 1988, Sara Lee Corporation (a food/consumer products company) since 1983, Alliance Bank since 1980, Manpower, Inc. (a worldwide provider of staffing services) since 2001, and Kmart Corporation (a discount consumer products company) from 1985 to 2003; and Trustee of the University of Chicago since 1980 and Marquette University since 1988.

Gordon B. Greer (DOB 2-17-32), Director of the Strong Funds since March 2002.

Mr. Greer was Of Counsel for Bingham McCutchen LLP (a law firm previously known as Bingham Dana LLP) from 1997 to February 2002 and Partner of Bingham McCutchen LLP from 1967 to 1997. On behalf of Bingham McCutchen LLP, Mr. Greer provided representation to the disinterested directors of the Strong Funds from 1991 to February 2002. Bingham McCutchen LLP has provided representation to the Independent Directors of the Strong Funds since 1991.

Stanley Kritzik (DOB 1-9-30), Director of the Strong Funds since January 1995 and Chairman of the Audit Committee of the Strong Funds since July 2000.

Mr. Kritzik has been Partner of Metropolitan Associates (a real estate firm) since 1962; Director of Wisconsin Health Information Network since November 1997, Health Network Ventures, Inc. from 1992 to April 2000, and Aurora Health Care from September 1987 to September 2002; and Member of the Board of Governors of Snowmass Village Resort Association from October 1999 to October 2002.

Neal Malicky (DOB 9-14-34), Director of the Strong Funds since December 1999.

Mr. Malicky has been President Emeritus of Baldwin-Wallace College since July 2000; Chancellor of Baldwin-Wallace College from July 1999 to June 2000; President of Baldwin-Wallace College from July 1981 to June 1999; Director of Aspire Learning Corporation since June 2000; Trustee of Southwest Community Health Systems, Cleveland Scholarship Program, and The National Conference for Community and Justice until 2001; President of the National Association of Schools and Colleges of the United Methodist Church, Chairperson of the Association of Independent Colleges and Universities of Ohio, and Secretary of the National Association of Independent Colleges and Universities until 2001.

William F. Vogt (DOB 7-19-47), Director and Chairman of the Independent Directors Committee of the Strong Funds since January 1995.

Mr. Vogt has been Senior Vice President of IDX Systems Corporation (a management consulting firm) since June 2001; President of Vogt Management Consulting, Inc. from July 1990 to June 2001; and former Fellow of the American College of Medical Practice Executives.

15

DIRECTORS AND OFFICERS (continued)

Ane K. Ohm (DOB 10-16-69), Anti-Money Laundering Compliance Officer of the Strong Funds since November 2002.

Ms. Ohm has been Anti-Money Laundering Compliance Officer of Strong Financial Corporation since February 2003; Assistant Executive Vice President of Strong Financial Corporation since November 2003; Assistant Executive Vice President of Strong Capital Management, Inc. (the “Advisor”) since December 2001; Director of Mutual Fund Administration of Strong Investor Services, Inc. since April 2001; Vice President of Strong Investor Services, Inc. since December 2001; and Marketing Services Manager of Strong Investments, Inc. (the “Distributor”) from November 1998 to April 2001.

Phillip O. Peterson (DOB 12-5-44), Independent President of the Strong Funds since January 2004.

Mr. Peterson was a mutual fund industry consultant from August 1999 to December 2003; Partner of KPMG LLP from 1981 to July 1999; Director of The Hartford Group of Mutual Funds (71 funds) since 2002; and Director of the Fortis Mutual Fund Group (38 funds) from 2000 to 2002.

Richard W. Smirl (DOB 4-18-67), Vice President of the Strong Funds since February 2002 and Secretary of the Strong Funds since November 2001.

Mr. Smirl has been Senior Counsel of Strong Financial Corporation since December 2001; Assistant Secretary of Strong Financial Corporation from December 2001 to February 2003; Secretary of Strong Financial Corporation since February 2003; Assistant Executive Vice President of the Advisor since December 2001; Chief Legal Officer of the Advisor since February 2003; Secretary of the Advisor since November 2002; Assistant Secretary of the Advisor from December 2001 to November 2002; Senior Counsel of the Advisor from July 2000 to December 2001; General Counsel of the Distributor since November 2001; Secretary of the Distributor since July 2000; Vice President and Chief Compliance Officer of the Distributor from July 2000 to December 2003; Lead Counsel of the Distributor from July 2000 to November 2001; Vice President of Strong Investor Services, Inc. since December 2001; Assistant Secretary of Strong Investor Services, Inc. from December 2001 to May 2003; Secretary of Strong Investor Services, Inc. since May 2003; Partner at Keesal, Young & Logan LLP (a law firm) from September 1999 to July 2000; and Associate at Keesal, Young & Logan LLP from September 1992 to September 1999.

Gilbert L. Southwell III (DOB 4-13-54), Assistant Secretary of the Strong Funds since July 2001.

Mr. Southwell has been Associate Counsel of Strong Financial Corporation since December 2001; Assistant Secretary of the Advisor since December 2002; Associate Counsel of the Advisor from April 2001 to December 2001; Partner at Michael, Best & Friedrich, LLP (a law firm) from October 1999 to March 2001; and Assistant General Counsel of U.S. Bank, National Association (formerly Firstar Bank, N.A.) and/or certain of its subsidiaries from November 1984 to September 1999.

John W. Widmer (DOB 1-19-65), Treasurer of the Strong Funds since April 1999.

Mr. Widmer has been Treasurer of the Advisor since April 1999; Assistant Treasurer of Strong Financial Corporation since December 2001; Assistant Secretary of Strong Financial Corporation from December 2001 to January 2003; Treasurer of Strong Service Corporation since April 1999; Treasurer and Assistant Secretary of Strong Investor Services, Inc. since July 2001; and Manager of the Financial Management and Sales Reporting Systems department of the Advisor from May 1997 to April 1999.

Thomas M. Zoeller (DOB 2-21-64), Vice President of the Strong Funds since October 1999.

Mr. Zoeller has been Executive Vice President of the Advisor since April 2001; Chief Financial Officer of the Advisor since February 1998; Secretary of the Advisor from December 2001 to November 2002; Member of the Office of the Chief Executive of Strong Financial Corporation since May 2001; Chief Financial Officer and Treasurer of Strong Investments, Inc. since October 1993; Executive Vice President of Strong Investor Services, Inc. since July 2001; Secretary of Strong Investor Services, Inc. from July 2001 to May 2003; Executive Vice President, Chief Financial Officer, and Secretary of Strong Service Corporation since December 2001; Treasurer of Strong Service Corporation from September 1996 to April 1999; Vice President of Strong Service Corporation from April 1999 to December 2001; Member of the Office of the Chief Executive of the Advisor from November 1998 until May 2001; and Senior Vice President of the Advisor from February 1998 to April 2001.

Except for Messrs. Davis, Kritzik, Malicky, and Vogt, the address of all of the Directors and Officers is P.O. Box 2936, Milwaukee, WI 53201. Mr. Davis’s address is 161 North La Brea, Inglewood, CA 90301. Mr. Kritzik’s address is 1123 North Astor Street, Milwaukee, WI 53202. Mr. Malicky’s address is 4608 Turnberry Drive, Lawrence, KS 66047. Mr. Vogt’s address is P.O. Box 7657, Avon, CO 81620.

The statement of additional information contains additional information about fund directors and officers and is available without charge, upon request, by calling 1-800-368-3863.

16

NOTES

17

NOTES

18

Directors

Willie D. Davis

Gordon B. Greer

Stanley Kritzik

Neal Malicky

William F. Vogt

Officers

Phillip O. Peterson, Independent President

Thomas M. Zoeller, Vice President

Richard W. Smirl, Vice President and Secretary

Gilbert L. Southwell III, Assistant Secretary

John W. Widmer, Treasurer

Ane K. Ohm, Anti-Money Laundering Compliance Officer

Investment Advisor

Strong Capital Management, Inc.

P.O. Box 2936,Milwaukee,Wisconsin 53201

Distributor

Strong Investments, Inc.

P.O. Box 2936, Milwaukee, Wisconsin 53201

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue, Kansas City, Missouri 64105

Transfer Agent and Dividend-Disbursing Agent

Strong Investor Services, Inc.

P.O. Box 2936, Milwaukee, Wisconsin 53201

Independent Accountants

PricewaterhouseCoopers LLP

100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

Legal Counsel

Godfrey & Kahn, S.C.

780 North Water Street, Milwaukee, Wisconsin 53202

Strong Investments

P.O. Box 2936 | Milwaukee, WI 53201

www.Strong.com.

To receive a free copy of the policies and

procedures the funds use to determine how to

vote proxies relating to portfolio securities, or

to receive a free copy of a fund’s proxy voting

record for the most recent 12-month period

ending on June 30, call 1-800-368-3863, or visit

the Securities and Exchange Commission’s web

site at www.sec.gov.

If you are a Financial Professional,

call 1-800-368-1683.

This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities are offered through Strong Investments, Inc. RT45361 08-04

WH2180 06-04

Item 1.    Reports to Shareholders

Semiannual Report     |    June 30, 2004

STRONG

Mid Cap Growth

FUND II

STRONG Mid Cap Growth FUND II

For the first six months of 2004, growth stocks participated in the stock market’s modest upward move. The Strong Mid Cap Growth Fund II was no exception, recording a return of 5.61% for the six months ended June 30, 2004. This figure did, however, lag the return of the Fund’s broad-based benchmark, the Russell Midcap Index, which returned 6.67% over the same period. For the six months, the value style of investing slightly outperformed the growth style.

Sectors driving performance

Positive contributors to the Fund’s performance came from the energy and consumer sectors of the market. Energy stocks benefited from a strong pricing environment in the face of rising fuel costs. Performance within the consumer area was particularly strong among the Internet, education, and retail industries.

Holdings that were weaker for the Fund came primarily from the health care and technology sectors. Within health care, generic drug stocks were particularly hit hard; over the course of the six months, the environment for some of these companies held by the Fund became more competitive. Weakness among technology stocks was most notable within the software and communications industries.

Studying companies closely

We believe that earnings and revenue growth are key factors in determining stock prices. Therefore, we focus a great deal of our stock-selection process on finding stocks that are experiencing — or have solid potential to experience — above-average growth in revenue and earnings. While identifying stocks that are experiencing this growth is essential, what matters even more in our investment strategy is determining which companies have growth trends that are sustainable and which ones will only be short-lived.

To sort out the long-term winners from the disappointments, we employ thorough, hands-on research. We specifically focus on a company’s history of success in executing its strategy, and the potential profitability of its business model. We also carefully consider whether the company’s strategy and operations mesh well with our overall economic view, and if it is being helped or hurt by any broader secular trends.

eResearch is a company that met the above criteria — and it proved to be an excellent holding for the Fund during the first six months of the year. eResearch sells technology that digitizes clinical data for pharmaceutical, biotechnology, and medical device companies looking to get government approval for their products. We were attracted to eResearch because we recognized its element of sustainable, above-average growth, driven mostly by a government mandate to digitize certain types of clinical data. We met with management on several occasions and were impressed with their positioning within the industry as well as their outstanding execution history.

When we decide to sell a stock, our decision-making criteria are essentially the opposite of our buying criteria. We may sell a stock when we see deterioration in its fundamental qualities that may threaten the sustainability of a company’s existing or prospective growth. Conditions that could give us grounds for concern may include, but are not limited to, changes we see in the economy, a new competitive threat, or a change in management personnel or direction.

Our approach to the second half

Our outlook for the next few months remains upbeat. We anticipate that interest rates and inflation will both remain relatively low, and that growth in jobs and corporate earnings are likely to remain at healthy levels. We will, however, be carefully monitoring these factors. The outcome of the presidential election in November could have important investment implications, so we will also be closely watching developments on that front. In the meantime, we will continue to seek out the fastest-growing companies we can identify, which we believe fit within the framework of our investment process.

We thank you for your continued investment in the Strong Mid Cap Growth Fund II.

Brandon Nelson

Portfolio Manager

2

FUND HIGHLIGHTS

AVERAGE ANNUAL TOTAL RETURNS

as of 6-30-04

Investor Class[1]
1-year	17.50%
5-year	-4.92%
Since Inception (12-31-96)	6.95%

Performance is historical and does not guarantee future results. Investment returns and principal value will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the quoted performance. Call us or visit www.Strong.com for the most recent month-end performance.

Risks: Stock funds should only be considered for long-term goals as values fluctuate in response to the activities of individual companies and general market and economic conditions.

GROWTH OF AN ASSUMED $10,000 INVESTMENT†

from 12-31-96 to 6-30-04

Mention of specific securities in this report is not indicative of whether the Fund may make additional purchases of, sell all or a portion of, or continue to hold those securities. • †This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the Russell Midcap® Index and the Lipper Mid-Cap Growth Funds Index. Results include the reinvestment of all dividends and capital gains distributions.

Performance Information: 1The Fund’s returns include the effect of deducting fund expenses, but do not include charges and expenses attributable to any particular insurance product. If all fees and charges had been deducted, the performance quoted would be significantly lower. • From time to time, the Fund’s performance was significantly enhanced through investments in initial public offerings (IPOs). In addition, the effect of IPOs purchased when the Fund’s asset base was small may have been magnified. Given these circumstances, you should not expect that such enhanced returns can be consistently achieved. Please consider this before investing.

Fee Waivers: From time to time, the Fund’s advisor and/or administrator has waived fees and/or absorbed Fund expenses, which has resulted in higher returns. As of 6-30-04, there are waivers and/or absorptions in effect.

Percentage Restrictions: The Fund’s prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest (“Percentage Restrictions”). Percentage Restrictions apply at the time the Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund’s assets (e.g., due to cash inflows and redemptions); (2) the market value of the security; or (3) the pricing, liquidity, or rating of the security, may cause the Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund’s continued holding of the security will not constitute a violation of the Percentage Restriction.

Definitions: *The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The Lipper Mid-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Mid-Cap Growth Funds Category. Source of the Russell Index data is Standard & Poor’s Micropal. Source of the Lipper Index data is Lipper. • It is not possible to invest directly in an index.

3

SCHEDULE OF INVESTMENTS IN SECURITIES	June 30, 2004 (Unaudited)

Strong Mid Cap Growth Fund II

	Shares or Principal Amount	Value (Note 2)
Common Stocks 97.9%
Auto/Truck - Original Equipment 1.1%
Eaton Corporation	33,000	$2,136,420

Beverages - Soft Drinks 1.9%
Cott Corporation (b)	115,000	3,726,000

Building - Resident/Commercial 1.4%
Centex Corporation	41,400	1,894,050
Ryland Group, Inc.	10,000	782,000

		2,676,050

Chemicals - Specialty 0.6%
Airgas, Inc.	48,000	1,147,680

Commercial Services - Miscellaneous 1.0%
Jackson Hewitt Tax Service, Inc. (b)	111,500	1,951,250

Commercial Services - Schools 1.6%
Career Education Corporation (b)	70,000	3,189,200

Computer - IT Services 0.5%
Acxiom Corporation	38,000	943,540

Computer - Local Networks 3.3%
Juniper Networks, Inc. (b)	44,472	1,092,677
Polycom, Inc. (b)	232,900	5,219,289

		6,311,966

Computer - Manufacturers 1.6%
Apple Computer, Inc. (b)	93,000	3,026,220

Computer - Peripheral Equipment 2.1%
Silicon Storage Technology, Inc. (b)	55,000	566,500
Zebra Technologies Corporation (b)	41,000	3,567,000

		4,133,500
Computer Software - Desktop 0.7%
Adobe Systems, Inc.	29,000	1,348,500

Computer Software - Education/Entertainment 2.1%
Electronic Arts, Inc. (b)	74,000	4,036,700

Computer Software - Medical 2.4%
eResearch Technology, Inc. (b)	169,500	4,746,000

Computer Software - Security 0.5%
Symantec Corporation (b)	22,000	963,160

Cosmetics - Personal Care 0.0%
LIFE TIME FITNESS, Inc. (b)	400	8,400

Electronics - Contract Manufacturing 0.4%
Flextronics International, Ltd. (b)	50,000	797,500

Electronics - Military Systems 0.8%
L-3 Communications Corporation	24,000	1,603,200

Electronics - Scientific Measuring 4.2%
PerkinElmer, Inc.	198,400	3,975,936
Waters Corporation (b)	86,000	4,109,080

		8,085,016

Electronics - Semiconductor Manufacturing 2.7%
Broadcom Corporation Class A (b)	58,000	$2,712,660
Marvell Technology Group, Ltd. (b)	98,000	2,616,600

		5,329,260
Energy - Other 3.0%
Arch Coal, Inc.	60,100	2,199,059
Massey Energy Company	127,000	3,582,670

		5,781,729
Finance - Consumer/Commercial Loans 2.1%
AmeriCredit Corporation (b)	160,000	3,124,800
Providian Financial Corporation (b)	60,000	880,200

		4,005,000

Finance - Investment Brokers 1.7%
Legg Mason, Inc.	37,000	3,367,370

Finance - Mortgage & Related Services 2.1%
Doral Financial Corporation	118,000	4,071,000

Finance - Savings & Loan 1.4%
Westcorp	62,000	2,817,900

Financial Services - Miscellaneous 2.2%
Alliance Data Systems Corporation (b)	26,000	1,098,500
CheckFree Corporation (b)	43,000	1,290,000
First Marblehead Corporation (b)	45,000	1,811,700

		4,200,200
Household - Consumer Electronics 1.6%
Harman International Industries, Inc.	33,400	3,039,400

Internet - E*Commerce 1.0%
University of Phoenix Online (b)	23,200	2,032,088

Internet - Internet Content 2.3%
Ask Jeeves, Inc. (b)	59,000	2,302,770
FindWhat.com (b)	16,000	370,240
InfoSpace, Inc. (b)	46,000	1,749,840

		4,422,850
Internet - Network Security/Solutions 0.8%
Digital River, Inc. (b)	46,000	1,500,980

Leisure - Gaming/Equipment 3.3%
International Game Technology	87,000	3,358,200
Station Casinos, Inc.	62,000	3,000,800

		6,359,000
Leisure - Hotels/Motels 0.7%
Marriott International, Inc. Class A	27,000	1,346,760

Machinery - General Industrial 1.1%
IDEX Corporation	61,500	2,112,525

Medical - Biomedical/Biotechnology 1.5%
Biogen Idec, Inc. (b)	45,000	2,846,250

Medical - Ethical Drugs 1.1%
Allergan, Inc.	18,000	1,611,360
Eyetech Pharmaceuticals, Inc. (b)	11,500	493,580

		2,104,940
Medical - Generic Drugs 1.4%
Impax Laboratories, Inc. (b)	37,000	717,060
Teva Pharmaceutical Industries, Ltd. ADR (d)	31,000	2,085,990

		2,803,050

4

Strong Mid Cap Growth Fund II (continued)

	Shares or Principal Amount	Value (Note 2)
Medical - Health Maintenance Organizations 5.0%
Coventry Health Care, Inc. (b)	40,000	$1,956,000
Molina Healthcare, Inc. (b)	31,000	1,183,580
Sierra Health Services, Inc. (b)	88,000	3,933,600
WellChoice, Inc. (b)	62,000	2,566,800

		9,639,980
Medical - Products 4.2%
C.R. Bard, Inc.	16,000	906,400
INAMED Corporation (b)	45,000	2,828,250
Zimmer Holdings, Inc. (b)	49,000	4,321,800

		8,056,450
Medical/Dental - Services 5.0%
Caremark Rx, Inc. (b)	95,000	3,129,300
Inveresk Research Group, Inc. (b)	125,500	3,870,420
Quest Diagnostics, Inc.	31,000	2,633,450

		9,633,170
Medical/Dental - Supplies 1.8%
Kinetic Concepts, Inc. (b)	38,900	1,941,110
Mentor Corporation	43,000	1,474,470

		3,415,580

Oil & Gas - Drilling 0.8%
Precision Drilling Corporation (b)	33,000	1,584,330

Oil & Gas - Field Services 1.0%
BJ Services Company (b)	44,000	2,016,960

Oil & Gas - Machinery/Equipment 2.2%
Input/Output, Inc. (b)	129,200	1,071,068
Smith International, Inc. (b)	55,900	3,116,984

		4,188,052
Oil & Gas - United States Exploration & Production 4.5%
EOG Resources, Inc.	22,000	1,313,620
Ultra Petroleum Corporation (b)	119,000	4,442,270
XTO Energy, Inc. (d)	100,150	2,983,469

		8,739,359
Retail - Clothing/Shoes 4.4%
Chicos FAS, Inc. (b)	56,000	2,528,960
Coach, Inc. (b)	85,000	3,841,150
The TJX Companies, Inc.	45,000	1,086,300
Urban Outfitters, Inc. (b)	17,000	1,035,470

		8,491,880
Retail - Home Furnishings 0.0%
Design Within Reach, Inc. (b)	400	6,572

Retail - Miscellaneous 3.0%
Michaels Stores, Inc.	61,000	3,355,000
PETsMART, Inc.	77,000	2,498,650

		5,853,650
Retail - Restaurants 3.2%
Starbucks Corporation (b)	142,000	6,174,160

Retail - Super/Mini Markets 0.4%
Whole Foods Marketing, Inc.	9,000	859,050

Retail/Wholesale - Office Supplies 0.8%
Staples, Inc.	51,000	1,494,810

Telecommunications - Fiber Optics 1.2%
Corning, Inc. (b)	181,000	2,363,860

Telecommunications - Wireless Equipment 1.0%
Research in Motion, Ltd. (b)	28,000	$1,916,320

Telecommunications - Wireless Services 0.8%
Nextel Partners, Inc. (b)	95,000	1,512,400

Transportation - Truck 0.9%
J.B. Hunt Transport Services, Inc.	43,000	1,658,940
Trucks & Parts - Heavy Duty 1.5%
Cummins, Inc.	48,000	3,000,000

Total Common Stocks (Cost $155,212,433)		189,576,127

Short-Term Investments (a) 1.0% Collateral Received for Securities Lending 0.5%
Navigator Prime Portfolio	1,026,804	1,026,804

Repurchase Agreements (c) 0.5%
State Street Bank (Dated 6/30/04), 0.75%,
Due 7/01/04 (Repurchase proceeds $901,219); Collateralized by:
United States Government & Agency Issues	$901,200	901,200

Total Short-Term Investments (Cost $1,928,004)		1,928,004

Total Investments in Securities (Cost $157,140,437) 98.9%		191,504,131
Other Assets and Liabilities, Net 1.1%		2,117,295

Net Assets 100.0%		$193,621,426

LEGEND

(a)	Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b)	Non-income producing security.
(c)	See Note 2(J) of Notes to Financial Statements.
(d)	All or a portion of security is on loan. See Note 2(K) of Notes to Financial Statements.

Percentages are stated as a percentage of net assets.

See Notes to Financial Statements.

5

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Strong Mid Cap Growth Fund II
Assets:
Investments in Securities, at Value (Cost of $157,140,437)	$191,504,131
Receivable for Securities Sold	3,746,807
Dividends and Interest Receivable	37,710
Other Assets	24,133

Total Assets	195,312,781
Liabilities:
Payable for Securities Purchased	547,045
Payable Upon Return of Securities on Loan	1,026,804
Accrued Operating Expenses and Other Liabilities	117,506

Total Liabilities	1,691,355

Net Assets	$193,621,426

Net Assets Consist of:
Capital Stock (Par Value and Paid-in Capital)	$459,402,298
Undistributed Net Investment Income (Loss)	(872,271)
Undistributed Net Realized Gain (Loss)	(299,272,295)
Net Unrealized Appreciation (Depreciation)	34,363,694

Net Assets	$193,621,426

Capital Shares Outstanding (Unlimited Number Authorized)	13,354,106

Net Asset Value Per Share	$14.50

See Notes to Financial Statements.

6

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

Strong Mid Cap Growth Fund II
Income:
Dividends (net of foreign withholding taxes of $5,457)	$297,650
Interest	17,680

Total Income	315,330
Expenses:
Investment Advisory Fees	748,591
Administrative Fees	299,436
Custodian Fees	11,472
Shareholder Servicing Costs	342,578
Other	82,061

Total Expenses before Expense Offsets	1,484,138
Expense Offsets (Note 4)	(296,537)

Expenses, Net	1,187,601

Net Investment Income (Loss)	(872,271)
Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on Investments	13,021,821
Net Change in Unrealized Appreciation/Depreciation on Investments	(1,143,496)

Net Gain (Loss) on Investments	11,878,325

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,006,054

See Notes to Financial Statements.

7

STATEMENTS OF CHANGES IN NET ASSETS

	Strong Mid Cap Growth Fund II
	Six Months Ended June 30, 2004	Year Ended Dec. 31, 2003
	(Unaudited)
Operations:
Net Investment Income (Loss)	$(872,271)	$(1,868,992)
Net Realized Gain (Loss)	13,021,821	27,879,110
Net Change in Unrealized Appreciation/Depreciation	(1,143,496)	36,594,035

Net Increase (Decrease) in Net Assets Resulting from Operations	11,006,054	62,604,153
Distributions From Net Investment Income	—	—
Capital Share Transactions:
Proceeds from Shares Sold	9,284,072	86,035,458
Proceeds from Reinvestment of Distributions	—	—
Payment for Shares Redeemed	(45,198,010)	(102,046,611)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(35,913,938)	(16,011,153)

Total Increase (Decrease) in Net Assets	(24,907,884)	46,593,000
Net Assets:
Beginning of Period	218,529,310	171,936,310

End of Period	$193,621,426	$218,529,310

Undistributed Net Investment Income (Loss)	$(872,271)	$—
Transactions in Shares of the Fund:
Sold	651,729	7,225,589
Issued in Reinvestment of Distributions	—	—
Redeemed	(3,208,144)	(8,127,827)

Net Increase (Decrease) in Shares of the Fund	(2,556,415)	(902,238)

See Notes to Financial Statements.

8

FINANCIAL HIGHLIGHTS

STRONG MID CAP GROWTH FUND II

	Period Ended
	June 30, 2004(b)		Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999
Selected Per-Share Data(a)
Net Asset Value, Beginning of Period	$13.73		$10.23	$16.38	$23.66	$30.37	$16.02
Income From Investment Operations:
Net Investment Income (Loss)	(0.07)		(0.12)	(0.12)	(0.15)	(0.16)	(0.02)
Net Realized and Unrealized Gains (Losses) on Investments	0.84		3.62	(6.03)	(7.13)	(4.51)	14.40

Total from Investment Operations	0.77		3.50	(6.15)	(7.28)	(4.67)	14.38
Less Distributions:
From Net Investment Income	—		—	—	—	—	—
From Net Realized Gains	—		—	—	—	(2.04)	(0.03)

Total Distributions	—		—	—	—	(2.04)	(0.03)

Net Asset Value, End of Period	$14.50		$13.73	$10.23	$16.38	$23.66	$30.37

Ratios and Supplemental Data
Total Return	+5.61%		+34.21%	–37.55%	–30.77%	–14.84%	+89.88%
Net Assets, End of Period (In Millions)	$194		$219	$172	$323	$531	$324
Ratio of Expenses to Average Net Assets before Expense Offsets	1.5	%*	1.5%	1.5%	1.4%	1.2%	1.2%
Ratio of Expenses to Average Net Assets	1.2	%*	1.2%	1.2%	1.2%	1.2%	1.1%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.9	)%*	(0.8)%	(0.9)%	(0.7)%	(0.7)%	(0.2)%
Portfolio Turnover Rate	93.0%		261.4%	521.8%	628.5%	601.4%	647.7%

*	Calculated on an annualized basis.
(a)	Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)	For the six months ended June 30, 2004 (Unaudited).

See Notes to Financial Statements.

9

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

1.	Organization

Strong Mid Cap Growth Fund II (the “Fund”) (a series fund of Strong Variable Insurance Funds, Inc.) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund offers and sells its shares only to separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. At June 30, 2004, approximately 38%, 14% and 12% of the Fund’s shares were owned by the separate accounts of three insurance companies.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

(A)	Security Valuation — Securities of the Fund traded on a national securities exchange are valued each business day at the last sales price. Securities traded on the NASDAQ Stock Market are valued each business day using the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are fair valued as determined in good faith under the general supervision of the Board of Directors. Some of the Fund’s portfolio securities may be listed on foreign exchanges that close before the U.S. markets and that trade on days when the U.S. markets are closed. As a result, management, under the supervision of the Strong Funds’ Board of Directors, will consider significant events affecting foreign securities and the movements of the domestic markets that occur after the close of the foreign markets and before the time a Fund’s net asset value (“NAV”) is calculated in valuing such foreign securities. Securities that are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

The Fund may own certain securities that are restricted as to resale. Restricted securities include Section 4(2) commercial paper, securities issued in a private placement, or securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. Restricted securities may be determined to be liquid or illiquid. Securities are deemed illiquid based upon guidelines established by the Fund’s Board of Directors. Illiquid securities are valued after giving due consideration to pertinent factors, such as recent private sales, market conditions, and the issuer’s financial performance. The Fund held no restricted and illiquid securities at June 30, 2004.

(B)	Federal Income and Excise Taxes and Distributions to Shareholders — The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

Undistributed income or net realized gains for financial statement purposes may differ from what is determined for federal income tax purposes due to differences in the timing, recognition, and characterization of income, expense, and capital gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually.

(C)	Realized Gains and Losses on Investment Transactions — Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

(D)	Certain Investment Risks — The Fund may utilize derivative instruments including options, futures, and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The Fund intends to use such derivative instruments primarily to hedge or protect itself from adverse movements in securities’ prices, foreign currencies, or interest rates. The use of these instruments involves certain risks, including the possibility that the future value of the underlying assets or indices fluctuate (in the case of futures and options), the derivative becomes illiquid, an imperfect correlation arises between the value of the derivatives and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

Investments in foreign-denominated assets or forward foreign currency contracts may involve greater risks than domestic investments such as foreign-related risks created by currency rate fluctuations, foreign political and economic instability, foreign financial reporting standards and taxes, and foreign securities markets and issuer regulation. Foreign securities may be less liquid than domestic securities.

10

(E)	Futures — Upon entering into a futures contract, the Fund segregates cash and/or other liquid investments equal to the minimum “initial margin” requirements of the exchange and the futures commission merchant or broker. The Fund designates liquid securities or cash as collateral on open futures contracts. During the term of the futures contract, the Fund also receives credit from, or pays to, the futures commission merchant or broker an amount of cash or liquid assets equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin” and are recorded as unrealized gains or losses by the Fund. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

(F)	Written Options — The Fund may write put or call options. Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability that is subsequently adjusted daily to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses by the Fund. When a written option is closed, expired, or exercised the Fund realizes a gain or loss and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the written option, although any potential loss during the period would be reduced by the amount of the option premium received by the Fund. The Fund designates liquid securities or cash on its books to cover its financial exposure on open written options contracts.

(G)	Foreign Currency Conversion — Securities and other assets and liabilities initially expressed in foreign currencies are converted daily into U.S. dollars based upon current exchange rates. Purchases and sales of foreign securities and foreign income are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

(H)	Forward Foreign Currency Exchange Contracts — Foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(I)	Short Positions — The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Changes between the amount of the liability and the current market value of the short positions are recorded as unrealized gains or losses. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund and are included in Other Expenses in the Statement of Operations. If the Fund sells securities short while also holding the long position in the security, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. If the Fund sells securities short when not holding the long position in the security, it will experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced.

(J)	Repurchase Agreements — The Fund may enter into repurchase agreements with institutions that the Fund’s investment advisor, Strong Capital Management, Inc. (the “Advisor”), has determined are creditworthy. Each repurchase transaction is recorded at cost, which approximates fair value. The Fund requires that the collateral, represented by cash and/or securities (primarily U.S. government securities), in a repurchase transaction be maintained in a segregated account under the control of the Fund’s custodial bank in a manner sufficient to enable the Fund to liquidate those securities in the event of a default of the counterparty. On a daily basis, the Fund’s custodial bank monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement.

(K)	Securities Lending — The Fund has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank, which was subsequently assumed by State Street Bank and Trust Company. Under the terms of the Agreement, the Fund may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash and cash equivalents equal to at least 102% of the market value of the aggregate loaned securities, plus accrued interest, and the collateral is marked-to-market daily. Cash collateral received is invested in repurchase agreements, investment funds, government obligations, and/or bank obligations.

11

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2004 (Unaudited)

At June 30, 2004, the Fund had securities with a market value of $1,005,276 on loan and had received $1,026,804 in collateral (both are included within Investments in the Statement of Assets and Liabilities). Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Interest Income in the Statement of Operations. For the six months ended June 30, 2004, the securities lending income totaled $1,650.

The three primary risks associated with securities lending are: a borrower defaulting on its obligation to return the securities loaned resulting in a shortfall on the posted collateral; a principal loss arising from the lending agent’s investment of cash collateral; and the inability of the lending Fund to recall a security in time to exercise valuable voting rights or sell the security. In each case, the lending agent has indemnified the Funds for these types of losses.

(L)	Directed Brokerage — The Fund directs certain portfolio trades to brokers who, in turn, pay a portion of the Fund’s expenses not attributable to the Advisor or its affiliates. Such amounts are included in Expense Offsets reported in the Fund’s Statement of Operations and in Note 4.

(M)	Earnings Credit Arrangements — Credits are earned on positive cash balances maintained in custodian accounts. These credits serve to reduce the custodian’s fees incurred by the Fund and are included in Expense Offsets reported in the Fund’s Statement of Operations and in Note 4.

(N)	Expenses — The Fund and other affiliated Strong Funds contract for certain services on a collective basis. The majority of the expenses are directly identifiable to an individual Fund. Expenses that are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Strong Funds.

(O)	Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

(P)	Guarantees and Indemnifications — In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(Q)	Other — Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts on the interest method.

3.	Related Party Transactions

The Advisor provides investment advisory and related services to the Fund. Strong Investor Services, Inc. (the “Administrator”), an affiliate of the Advisor, provides administrative, transfer agent and related services to the Fund. Certain officers and, until December 2, 2003, certain directors of the Fund are or were affiliated with the Advisor and the Administrator. Investment advisory and administration fees, which are established by terms of the advisory and administration agreements, are based on an annualized rate of the average daily net assets of the Fund. The investment advisory fees are 0.75% for assets under $4 billion, 0.725% for the next $2 billion assets, and 0.70% for assets $6 billion and above. The administrative fees are 0.30% of the daily net assets of the Fund.

The Fund’s Advisor and/or Administrator may voluntarily waive or absorb certain expenses at their discretion. Transfer agent and related service fees are based on the lesser of various agreed-upon contractual percentages of the average daily net assets of the Fund or a contractually established rate for each participant account. Transfer agent fees are recorded in the Shareholder Servicing Costs in the Fund’s Statement of Operations. The Administrator also allocates to the Fund certain charges or credits resulting from transfer agency banking activities based on the Fund’s level of subscription and redemption activity. Transfer Agency Banking Charges allocated to the Fund by the Administrator, if any, are included in Other Expenses in the Fund’s Statement of Operations. Transfer Agency Banking Credits allocated by the Administrator, if any, serve to reduce the transfer agency expenses incurred by the Fund and are included in Expense Offsets in the Fund’s Statement of Operations and in Note 4. The Administrator is also compensated for certain other out-of-pocket expenses related to transfer agent services.

The Fund may invest cash in money market funds managed by the Advisor, subject to certain limitations set by the Fund’s Board of Directors and applicable law.

The amount payable to the Advisor or Administrator at June 30, 2004, shareholder servicing and other related expenses paid to the Administrator, transfer agency banking charges, and unaffiliated directors’ and independent officers’ fees, excluding the effects of waivers and absorptions, for the six months ended June 30, 2004 are $84,306, $342,578, $3,599, and $5,916, respectively.

12

4.	Expense Offsets

Expense offsets for the six months ended June 30, 2004 included expense waivers and absorptions, transfer agency banking credits, earnings credits, and directed brokerage credits of $288,238, $0, $137, and $8,162, respectively.

5.	Line of Credit

The Strong Funds have established a line of credit agreement (“LOC”) with certain financial institutions, which expires October 8, 2004, to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds are subject to a $350 million cap on the total LOC. For an individual Fund, borrowings under the LOC are limited to either the lesser of 15% of the market value of the Fund’s total assets or any explicit borrowing limits in the Fund’s registration statement. The principal amount of each borrowing under the LOC is due not more than 45 days after the date of the borrowing. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum is incurred on the unused portion of the LOC and is allocated to all participating Strong Funds based on their net asset values. For the six months ended June 30, 2004, there were no borrowings by the Fund under the LOC.

6.	Investment Transactions

The aggregate purchases and sales of long-term securities during the six months ended June 30, 2004 were $183,615,965 and $221,476,087, respectively. There were no purchases or sales of long-term U.S. government securities during the six months ended June 30, 2004.

7.	Income Tax Information

At June 30, 2004, the cost of investments in securities for federal income tax purposes was $158,276,594. Net unrealized appreciation of securities was $33,227,537, consisting of gross unrealized appreciation and depreciation of $34,056,496 and $828,959, respectively. The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

The capital loss carryovers (expiring in varying amounts through 2010) as of December 31, 2003, and tax basis post-October losses as of December 31, 2003, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	Net Capital Loss Carryovers	Post-October Losses
Strong Mid Cap Growth Fund II	$311,291,827	$—

8.	Legal and Regulatory Matters

On or about May 20, 2004, the Advisor, the Administrator, and the Distributor (collectively, “Strong”), former chairman Richard S. Strong, and two employees of Strong entered into agreements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the State of Wisconsin Department of Justice (the Wisconsin Attorney General), and the Wisconsin Department of Financial Institutions representing a settlement of all the market-timing investigations of Strong and certain affiliates by these agencies. In the settlements, Strong, without admitting or denying the findings in any of the orders, consented to entries of cease and desist orders and injunctive relief relating to breaches of their fiduciary duties and violations of state and federal securities laws, including anti-fraud provisions. The settlements require the Advisor to pay $40 million in investor restoration and $40 million in civil penalties. The settlements require Mr. Strong to pay $30 million in investor restoration and $30 million in civil penalties. The NYAG settlement also requires Strong to reduce fees for all Funds (except money market funds and certain very short-term income funds) by an aggregate of at least $7 million a year for five years. Separately, the Board of Directors of the Strong Funds and the Advisor have agreed that the Advisor may allocate such fee and/or expense reductions in a manner it deems reasonable, provided that (i) each applicable Fund shall participate in such fee reduction, (ii) each Fund that was impacted by market timing related to the settlements shall receive a fee reduction of at least 0.025% each year, (iii) such fee reduction shall be taken after giving effect to all waivers and reimbursements currently in effect, and (iv) fees and expenses shall not subsequently be increased without prior Board approval. Additionally, the settlements require, among other things: 1) retention of an independent consultant to develop a payment plan for the amount of investor restoration; 2) the services of an independent compliance consultant to conduct a periodic review of Strong’s compliance policies and procedures; and 3) enhanced corporate governance policies for the Strong Funds. The NYAG settlement also requires: 1) the retention of a senior officer to assist the Board in monitoring compliance and reviewing fee arrangements; and 2) additional fee disclosure to investors in the Funds. Strong and Mr. Strong, and not the investors in any Strong Fund, will bear all the costs of complying with the settlements, including restoration, civil penalties, and associated legal fees stemming from these regulatory proceedings. Strong has not yet determined if the investor restoration or civil penalties will create any financial benefit to the Strong Funds.

13

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2004 (Unaudited)

Strong has received one or more subpoenas or requests for information from the West Virginia Attorney General and other regulatory agencies requesting documents, if any, related to market timing and late trading practices. Strong is aware of multiple outstanding class and derivative actions (“Actions”) filed since September 4, 2003, against Strong, Strong Funds, Strong Financial Corporation, Strong Investments, Inc., Strong affiliates, and certain of their officers and directors as defendants in certain federal and state courts with respect to factual matters referenced in the NYAG settlement. On February 20, 2004 and June 15, 2004, the United States Judicial Panel for Multi District Litigation (“MDL”) ordered the transfer of all but one of the Actions to the District of Maryland so those cases involving Strong could be coordinated and consolidated into one or two actions covered by a single complaint (“MDL Consolidated Actions”). A single Wisconsin state court Action involving Strong was not removed to the District of Maryland court. The District of Maryland court has since appointed co-chairs/chief administrative counsel for the plaintiffs in the actions involving all of the fund families before it. It has also appointed a lead plaintiff and lead plaintiff ‘s counsel for the actions involving each individual fund family, including Strong. The Actions generally allege, among other things, that the defendants violated their fiduciary duty to fund shareholders and certain retirement plan participants, and made false and misleading statements in the funds’ prospectuses in violation of federal and state securities laws. The Actions generally seek one or more of the following: compensatory damages, punitive damages, special damages, exemplary damages, rescission, restitution, payment of plaintiffs’ attorneys’ fees and experts’ fees, and/or replacement of the Board of Directors of the Strong Funds. Strong expects that the MDL Consolidated Actions will allege the same types of violations of law and seek the same forms of damages and remedies as did the numerous prior Actions. Certain state Actions will not be consolidated into the MDL Consolidated Actions, and proceedings in these state court Actions may be stayed or proceed independently of the MDL Consolidated Actions.

The Strong Funds will not bear any costs incurred in connection with these Actions. Based on currently available information, Strong believes that the Actions will not have a material adverse financial impact on the Strong Funds, and are not likely to materially affect Strong’s ability to provide investment management services to its clients, including the Strong Funds. The Funds may experience increased redemptions or a decrease in new sales of shares as a result of the regulatory settlements and the ongoing Actions, which could result in increased transaction costs and operating expenses, or otherwise negatively impact the Strong Funds.

9.	Pending Acquisition

On May 26, 2004, Strong Financial Corporation (“SFC”) announced that it reached a definitive agreement with Wells Fargo & Company (“Wells Fargo”) to acquire assets of SFC and certain of its affiliates, including the Advisor. As part of the proposed transaction, SFC will be seeking approval from the Board of Directors of the Strong Funds (“Board”) on various matters including appointing Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo, as a new investment advisor for the Strong Funds and a merger of those funds into the Wells Fargo Funds family of mutual funds.

The mergers, which are anticipated to close in the first quarter of 2005, are subject to a number of conditions, including approval by the Board and shareholders of the Strong Funds.

14

DIRECTORS AND OFFICERS

Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 71 mutual funds (“Strong Funds”).

Willie D. Davis (DOB 7-24-34), Director of the Strong Funds since July 1994.

Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc., since 1977; Director of Wisconsin Energy Corporation (formerly WICOR, Inc., a utility company) since 1990, Metro-Goldwyn-Mayer, Inc. (an entertainment company) since 1998, Bassett Furniture Industries, Inc. since 1997, Checker’s Drive-In Restaurants, Inc. (formerly Rally’s Hamburgers, Inc.) since 1994, Johnson Controls, Inc. (an automotive systems and facility management company) since 1992, MGM Mirage (formerly MGM Grand, Inc., an entertainment/hotel company) since 1990, Dow Chemical Company since 1988, Sara Lee Corporation (a food/consumer products company) since 1983, Alliance Bank since 1980, Manpower, Inc. (a worldwide provider of staffing services) since 2001, and Kmart Corporation (a discount consumer products company) from 1985 to 2003; and Trustee of the University of Chicago since 1980 and Marquette University since 1988.

Gordon B. Greer (DOB 2-17-32), Director of the Strong Funds since March 2002.

Mr. Greer was Of Counsel for Bingham McCutchen LLP (a law firm previously known as Bingham Dana LLP) from 1997 to February 2002 and Partner of Bingham McCutchen LLP from 1967 to 1997. On behalf of Bingham McCutchen LLP, Mr. Greer provided representation to the disinterested directors of the Strong Funds from 1991 to February 2002. Bingham McCutchen LLP has provided representation to the Independent Directors of the Strong Funds since 1991.

Stanley Kritzik (DOB 1-9-30), Director of the Strong Funds since January 1995 and Chairman of the Audit Committee of the Strong Funds since July 2000.

Mr. Kritzik has been Partner of Metropolitan Associates (a real estate firm) since 1962; Director of Wisconsin Health Information Network since November 1997, Health Network Ventures, Inc. from 1992 to April 2000, and Aurora Health Care from September 1987 to September 2002; and Member of the Board of Governors of Snowmass Village Resort Association from October 1999 to October 2002.

Neal Malicky (DOB 9-14-34), Director of the Strong Funds since December 1999.

Mr. Malicky has been President Emeritus of Baldwin-Wallace College since July 2000; Chancellor of Baldwin-Wallace College from July 1999 to June 2000; President of Baldwin-Wallace College from July 1981 to June 1999; Director of Aspire Learning Corporation since June 2000; Trustee of Southwest Community Health Systems, Cleveland Scholarship Program, and The National Conference for Community and Justice until 2001; President of the National Association of Schools and Colleges of the United Methodist Church, Chairperson of the Association of Independent Colleges and Universities of Ohio, and Secretary of the National Association of Independent Colleges and Universities until 2001.

William F. Vogt (DOB 7-19-47), Director and Chairman of the Independent Directors Committee of the Strong Funds since January 1995.

Mr. Vogt has been Senior Vice President of IDX Systems Corporation (a management consulting firm) since June 2001; President of Vogt Management Consulting, Inc. from July 1990 to June 2001; and former Fellow of the American College of Medical Practice Executives.

15

DIRECTORS AND OFFICERS (continued)

Ane K. Ohm (DOB 10-16-69), Anti-Money Laundering Compliance Officer of the Strong Funds since November 2002.

Ms. Ohm has been Anti-Money Laundering Compliance Officer of Strong Financial Corporation since February 2003; Assistant Executive Vice President of Strong Financial Corporation since November 2003; Assistant Executive Vice President of Strong Capital Management, Inc. (the “Advisor”) since December 2001; Director of Mutual Fund Administration of Strong Investor Services, Inc. since April 2001; Vice President of Strong Investor Services, Inc. since December 2001; and Marketing Services Manager of Strong Investments, Inc. (the “Distributor”) from November 1998 to April 2001.

Phillip O. Peterson (DOB 12-5-44), Independent President of the Strong Funds since January 2004.

Mr. Peterson was a mutual fund industry consultant from August 1999 to December 2003; Partner of KPMG LLP from 1981 to July 1999; Director of The Hartford Group of Mutual Funds (71 funds) since 2002; and Director of the Fortis Mutual Fund Group (38 funds) from 2000 to 2002.

Richard W. Smirl (DOB 4-18-67), Vice President of the Strong Funds since February 2002 and Secretary of the Strong Funds since November 2001.

Mr. Smirl has been Senior Counsel of Strong Financial Corporation since December 2001; Assistant Secretary of Strong Financial Corporation from December 2001 to February 2003; Secretary of Strong Financial Corporation since February 2003; Assistant Executive Vice President of the Advisor since December 2001; Chief Legal Officer of the Advisor since February 2003; Secretary of the Advisor since November 2002; Assistant Secretary of the Advisor from December 2001 to November 2002; Senior Counsel of the Advisor from July 2000 to December 2001; General Counsel of the Distributor since November 2001; Secretary of the Distributor since July 2000; Vice President and Chief Compliance Officer of the Distributor from July 2000 to December 2003; Lead Counsel of the Distributor from July 2000 to November 2001; Vice President of Strong Investor Services, Inc. since December 2001; Assistant Secretary of Strong Investor Services, Inc. from December 2001 to May 2003; Secretary of Strong Investor Services, Inc. since May 2003; Partner at Keesal, Young & Logan LLP (a law firm) from September 1999 to July 2000; and Associate at Keesal, Young & Logan LLP from September 1992 to September 1999.

Gilbert L. Southwell III (DOB 4-13-54), Assistant Secretary of the Strong Funds since July 2001.

Mr. Southwell has been Associate Counsel of Strong Financial Corporation since December 2001; Assistant Secretary of the Advisor since December 2002; Associate Counsel of the Advisor from April 2001 to December 2001; Partner at Michael, Best & Friedrich, LLP (a law firm) from October 1999 to March 2001; and Assistant General Counsel of U.S. Bank, National Association (formerly Firstar Bank, N.A.) and/or certain of its subsidiaries from November 1984 to September 1999.

John W.Widmer (DOB 1-19-65), Treasurer of the Strong Funds since April 1999.

Mr.Widmer has been Treasurer of the Advisor since April 1999; Assistant Treasurer of Strong Financial Corporation since December 2001; Assistant Secretary of Strong Financial Corporation from December 2001 to January 2003; Treasurer of Strong Service Corporation since April 1999; Treasurer and Assistant Secretary of Strong Investor Services, Inc. since July 2001; and Manager of the Financial Management and Sales Reporting Systems department of the Advisor from May 1997 to April 1999.

Thomas M. Zoeller (DOB 2-21-64), Vice President of the Strong Funds since October 1999.

Mr. Zoeller has been Executive Vice President of the Advisor since April 2001; Chief Financial Officer of the Advisor since February 1998; Secretary of the Advisor from December 2001 to November 2002; Member of the Office of the Chief Executive of Strong Financial Corporation since May 2001; Chief Financial Officer and Treasurer of Strong Investments, Inc. since October 1993; Executive Vice President of Strong Investor Services, Inc. since July 2001; Secretary of Strong Investor Services, Inc. from July 2001 to May 2003; Executive Vice President, Chief Financial Officer, and Secretary of Strong Service Corporation since December 2001; Treasurer of Strong Service Corporation from September 1996 to April 1999; Vice President of Strong Service Corporation from April 1999 to December 2001; Member of the Office of the Chief Executive of the Advisor from November 1998 until May 2001; and Senior Vice President of the Advisor from February 1998 to April 2001.

Except for Messrs. Davis, Kritzik, Malicky, and Vogt, the address of all of the Directors and Officers is P.O. Box 2936, Milwaukee, WI 53201. Mr. Davis’s address is 161 North La Brea, Inglewood, CA 90301. Mr. Kritzik’s address is 1123 North Astor Street, Milwaukee, WI 53202. Mr.Malicky’s address is 4608 Turnberry Drive, Lawrence, KS 66047. Mr. Vogt’s address is P.O. Box 7657, Avon, CO 81620.

The statement of additional information contains additional information about fund directors and officers and is available without charge, upon request, by calling 1-800-368-3863.

16

NOTES

17

NOTES

18

Directors

Willie D. Davis

Gordon B. Greer

Stanley Kritzik

Neal Malicky

William F. Vogt

Officers

Phillip O. Peterson, Independent President

Thomas M. Zoeller, Vice President

Richard W. Smirl, Vice President and Secretary

Gilbert L. Southwell III, Assistant Secretary

John W.Widmer, Treasurer

Ane K. Ohm, Anti-Money Laundering Compliance Officer

Investment Advisor

Strong Capital Management, Inc.

P.O. Box 2936, Milwaukee, Wisconsin 53201

Distributor

Strong Investments, Inc.

P.O. Box 2936, Milwaukee, Wisconsin 53201

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue, Kansas City, Missouri 64105

Transfer Agent and Dividend-Disbursing Agent

Strong Investor Services, Inc.

P.O. Box 2936, Milwaukee, Wisconsin 53201

Independent Accountants

PricewaterhouseCoopers LLP

100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

Legal Counsel

Godfrey & Kahn, S.C.

780 North Water Street, Milwaukee, Wisconsin 53202

Strong Investments

P.O. Box 2936 | Milwaukee,WI 53201

www.Strong.com.

To receive a free copy of the policies and

procedures the funds use to determine how to

vote proxies relating to portfolio securities, or

to receive a free copy of a fund’s proxy voting

record for the most recent 12-month period

ending on June 30, call 1-800-368-3863, or visit

the Securities and Exchange Commission’s web

site at www.sec.gov.

If you are a Financial Professional,

call 1-800-368-1683.

This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities are offered through Strong Investments, Inc. RT45358 08-04

WH2979 06-04

Item 1.    Reports to Shareholders

Semiannual Report    |    June 30, 2004

STRONG

Multi Cap Value

FUND II

STRONG Multi Cap Value FUND II

The Strong Multi Cap Value Fund II gained 2.58% during the six months ending June 30, 2004. This result fell short of the 3.44% return of the S&P 500 Index, the Fund’s broad-based benchmark.

The primary areas that detracted from the Fund’s performance were the materials and industrials sectors. Much of this underperformance took place in the second quarter of 2004, when we saw particularly sluggish results from metals and mining stocks. We believe, however, that many of our holdings in this area of the market are undervalued and could rebound in the second half of the year.

In the processing sector, despite excellent end-market demand, shares of GrafTech International underperformed because sharply higher costs for energy and petroleum-based raw materials caused some moderation in 2004 earnings expectations. However, supply for GrafTech’s graphite electrodes remains tight and the prospects for further price increases in 2005 are good. Also, shares of Apex Silver Mines and other metals-related companies faltered, in response to news that China was increasing interest rates and, therefore, throttling back demand for resources and raw materials. Contrary to this, we believe that China’s action should help to maintain more sustainable growth in demand for raw material inputs, for a longer period of time than might otherwise be the case.

These negative influences were partly counterbalanced by positive results from portfolio holdings in the health care and consumer discretionary sectors. J.C. Penney and Andrx were among the names contributing strong returns. An overweight in the energy sector also added value, with companies such as Range Resources Corporation benefiting from higher prices and increased production.

Quantitative and fundamental analysis

The stock market began the year in strong fashion, but retrenched in the second quarter as concerns about rising inflation and interest rates dampened investors’ optimism. The market environment, however, proved more favorable for value stocks than for growth stocks.

In managing the Multi Cap Value Fund II, we follow a multidimensional screening process. We use quantitative analysis to narrow the field but spend most of our time on fundamental research. In particular, we try to identify some dynamics for change that are not already reflected in the price of the stocks. This can be a new management team, new business plan, new product, industry consolidation, or any number of other developments that could favorably influence a company’s prospects.

Future challenges

Going into 2004, we anticipated that the year would bring a challenging investment environment. We believed the markets would reward active managers with strong stock-picking abilities and maintain this view as we move into the second half of 2004.

Equity markets are likely to be challenged by a variety of factors, including geopolitics and the continued threat of terrorism, the prospect of further interest-rate hikes from the Federal Reserve Board, and the November presidential election. We do, however, believe the Fund is well positioned to perform favorably in this type of market climate. Many of the sectors that have added value to the Fund in the past, such as energy and materials, could be poised to perform well in the upcoming market environment because of their low valuations.

Thank you for your investment in the Strong Multi Cap Value Fund II.

I. Charles Rinaldi

Portfolio Manager

FUND HIGHLIGHTS

AVERAGE ANNUAL TOTAL RETURNS

as of 6-30-04

Investor Class[1]
1-year	26.83%
5-year	1.82%
Since Inception (10-10-97)	2.82%

Performance is historical and does not guarantee future results. Investment returns and principal value will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the quoted performance. Call us or visit www.Strong.com for the most recent month-end performance.

Risks: Stock funds should only be considered for long-term goals as values fluctuate in response to the activities of individual companies and general market and economic conditions.

GROWTH OF AN ASSUMED $10,000 INVESTMENT†

from 10-10-97 to 6-30-04

Mention of specific securities in this report is not indicative of whether the Fund may make additional purchases of, sell all or a portion of, or continue to hold those securities. • †This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index and the Lipper Mid-Cap Value Funds Index. Results include the reinvestment of all dividends and capital gains distributions. To equalize time periods, the indices’ performances were prorated for the month of October 1997.

Performance Information: 1The Fund’s returns include the effect of deducting fund expenses, but do not include charges and expenses attributable to any particular insurance product. If all fees and charges had been deducted, the performance quoted would be significantly lower. • From time to time, the Fund’s performance was significantly enhanced through investments in initial public offerings (IPOs). In addition, the effect of IPOs purchased when the Fund’s asset base was small may have been magnified. Given these circumstances, you should not expect that such enhanced returns can be consistently achieved. Please consider this before investing.

Fee Waivers: From time to time, the Fund’s advisor and/or administrator has waived fees and/or absorbed Fund expenses, which has resulted in higher returns. As of 6-30-04, there are waivers and/or absorptions in effect.

Percentage Restrictions: The Fund’s prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest (“Percentage Restrictions”). Percentage Restrictions apply at the time the Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund’s assets (e.g., due to cash inflows and redemptions); (2) the market value of the security; or (3) the pricing, liquidity, or rating of the security, may cause the Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund’s continued holding of the security will not constitute a violation of the Percentage Restriction.

Definitions: *The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The Lipper Mid-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Mid-Cap Value Funds Category. Source of the S&P Index data is Standard & Poor’s Micropal. Source of the Lipper Index data is Lipper. • It is not possible to invest directly in an index.

SCHEDULE OF INVESTMENTS IN SECURITIES	June 30, 2004 (Unaudited)

Strong Multi Cap Value Fund II

	Shares or Principal Amount	Value (Note 2)
Common Stocks 97.8%
Apparel - Clothing Manufacturing 0.4%
Guess?, Inc. (b)	6,730	$108,353

Auto/Truck - Original Equipment 0.7%
Dana Corporation (d)	9,170	179,732

Beverages - Soft Drinks 0.1%
Coca-Cola Enterprises, Inc.	690	20,003

Building - Construction Products/Miscellaneous 3.5%
Royal Group Technologies, Ltd. (b)	95,630	863,539

Building - Heavy Construction 2.7%
Chicago Bridge & Iron Company NV	23,855	664,362

Building - Maintenance & Services 0.3%
ABM Industries, Inc.	4,225	82,261

Chemicals - Plastics 1.1%
Intertape Polymer Group, Inc. (b)	34,820	264,980

Chemicals - Specialty 0.4%
Hercules, Inc. (b)	8,580	104,590

Commercial Services - Advertising 0.5%
R.H. Donnelley Corporation (b)	2,710	118,535

Commercial Services - Consulting 0.2%
Watson Wyatt & Company Holdings	2,120	56,498

Commercial Services - Staffing 0.2%
MPS Group, Inc. (b)	4,300	52,116

Computer - Data Storage 0.9%
Seagate Technology (b)	16,180	233,477

Computer - Local Networks 0.4%
Computer Network Technology Corporation (b)	16,530	99,015

Computer - Manufacturers 0.3%
Sun Microsystems, Inc. (b)	17,920	77,773

Computer Software - Desktop 1.5%
Microsoft Corporation	12,650	361,284

Computer Software - Enterprise 2.0%
Lightbridge, Inc. (b)	43,550	243,880
TIBCO Software, Inc. (b)	29,790	251,726

		495,606

Containers 0.7%
Constar International, Inc. (b)	39,360	183,024

Cosmetics - Personal Care 0.0%
LIFE TIME FITNESS, Inc. (b)	100	2,100

Electronics - Contract Manufacturing 0.5%
Celestica, Inc. (b) (d)	6,560	130,872

Electronics - Miscellaneous Components 0.6%
Coherent, Inc. (b) (d)	5,020	149,847

Electronics - Scientific Measuring 0.4%
Newport Corporation (b)	6,580	$106,399

Electronics - Semiconductor Manufacturing 2.3%
Amkor Technology, Inc. (b)	31,550	258,079
Credence Systems Corporation (b)	10,490	144,762
Zoran Corporation (b)	9,280	170,288

		573,129

Energy - Other 0.3%
Headwaters, Inc. (b)	2,420	62,751

Finance - Equity REIT 0.2%
American Financial Realty Trust	2,530	36,154

Finance - Investment Brokers 1.1%
Labranche & Company, Inc.	32,090	270,198

Food - Miscellaneous Preparation 1.2%
Del Monte Foods Company (b)	30,610	310,998

Household - Appliances 0.5%
Maytag Corporation (d)	5,470	134,070

Insurance - Brokers 0.8%
Willis Group Holdings, Ltd.	5,040	188,748

Insurance - Diversified 0.3%
Assurant, Inc.	2,750	72,545

Insurance - Life 0.8%
Reinsurance Group of America, Inc.	5,120	208,128

Insurance - Property/Casualty/Title 2.9%
Endurance Specialty Holdings, Ltd.	3,215	111,882
Max Re Capital, Ltd.	4,940	96,231
Mercury General Corporation	8,350	414,578
NYMAGIC, Inc.	3,700	97,680

		720,371

Leisure - Gaming/Equipment 2.2%
Empire Resorts, Inc. (b)	39,171	550,353

Machinery - General Industrial 0.6%
UNOVA, Inc. (b)	7,900	159,975

Medical - Biomedical/Biotechnology 1.2%
CV Therapeutics, Inc. (b)	18,040	302,350

Medical - Ethical Drugs 1.6%
Biovail Corporation International (b) (d)	20,290	385,104

Medical - Generic Drugs 0.6%
Andrx Group (b) (d)	5,260	146,912

Medical - Nursing Homes 3.9%
Beverly Enterprises, Inc. (b)	90,060	774,516
Manor Care, Inc.	6,300	205,884

		980,400

Medical/Dental - Services 1.3%
Covalent Group, Inc. (b)	36,900	141,327
Omnicare, Inc.	4,250	181,942

		323,269

Strong Multi Cap Value Fund II (continued)

	Shares or Principal Amount	Value (Note 2)
Metal Ores - Gold/Silver 4.9%
Apex Silver Mines, Ltd. (b) (d)	28,810	$491,210
Harmony Gold Mining Company, Ltd. Sponsored ADR	33,580	355,612
Meridian Gold, Inc. (b) (d)	12,100	156,937
Newmont Mining Corporation Holding Company	5,770	223,645

		1,227,404

Metal Ores - Miscellaneous 1.6%
Inco, Ltd. (b)	11,150	385,344

Oil & Gas - Canadian Exploration & Production 2.3%
Canadian Natural Resources, Ltd.	19,480	582,452

Oil & Gas - Drilling 3.4%
Helmerich & Payne, Inc.	15,360	401,664
Transocean, Inc. (b)	15,300	442,782

		844,446

Oil & Gas - Field Services 9.9%
Global Industries, Ltd. (b)	141,190	807,607
Key Energy Services, Inc. (b)	68,670	648,245
Layne Christensen Company (b)	4,460	73,813
Matrix Service Company (b)	21,570	197,365
Newpark Resources, Inc. (b)	56,950	353,090
Oceaneering International, Inc. (b)	1,910	65,418
Willbros Group, Inc. (b)	20,380	307,127

		2,452,665

Oil & Gas - International Exploration & Production 1.3%
CNOOC, Ltd. ADR	7,600	324,900

Oil & Gas - United States Exploration & Production 11.7%
Forest Oil Corporation (b)	28,130	768,512
Kerr McGee Corporation	1,150	61,835
McMoRan Exploration Company (b)	4,940	76,965
Noble Energy, Inc.	9,740	496,740
Pioneer Natural Resources Company	8,250	289,410
Pogo Producing Company	1,990	98,306
Range Resources Corporation	54,450	794,970
Stone Energy Corporation (b)	7,330	334,834

		2,921,572

Oil & Gas - United States Integrated 2.1%
El Paso Corporation	66,360	522,917

Pollution Control - Services 1.2%
Calgon Carbon Corporation	44,920	300,964

Retail - Clothing/Shoe 0.6%
Bakers Footwear Group, Inc. (b)	5,990	60,499
The Gymboree Corporation (b)	6,120	94,003

		154,502

Retail - Consumer Electronics 0.5%
Circuit City Stores, Inc.	10,250	132,737

Retail - Home Furnishings 0.0%
Design Within Reach, Inc (b)	100	1,643

Retail - Restaurants 1.6%
California Pizza Kitchen, Inc. (b)	10,410	$199,456
Darden Restaurants, Inc.	4,500	92,475
Worldwide Restaurant Concepts, Inc. (b)	26,770	93,427

		385,358

Retail/Wholesale - Computer/Cellular 0.4%
CellStar Corporation (b)	11,850	87,216

Steel - Producers 1.2%
United States Steel Corporation (d)	8,630	303,086

Steel - Specialty Alloys 4.0%
GrafTech International, Ltd. (b) (d)	95,740	1,001,440

Telecommunications - Equipment 6.0%
ADC Telecommunications, Inc. (b)	193,250	548,830
Arris Group, Inc. (b) (d)	13,910	82,625
C-COR.net Corporation (b)	9,360	96,314
ECI Telecom, Ltd. (b)	106,010	724,048
ECtel, Ltd. (b)	18,275	52,815

		1,504,632

Telecommunications - Services 0.4%
Cincinnati Bell, Inc. (b)	21,870	97,103

Transportation - Rail 2.9%
CSX Corporation	22,050	722,578

Transportation - Truck 1.2%
Covenant Transport, Inc. Class A (b)	16,920	289,163

Utility - Electric Power 1.4%
TECO Energy, Inc.	28,320	339,557

Total Common Stocks (Cost $21,839,540)		24,361,500

Short-Term Investments (a) 2.3%
Repurchase Agreements (c)

State Street Bank (Dated 6/30/04), 0.75%,
Due 7/01/04 (Repurchase proceeds $562,412); Collateralized by:
United States Government & Agency Issues	$562,400	562,400

Total Short-Term Investments (Cost $562,400)		562,400

Total Investments in Securities (Cost $22,401,940) 100.1%		24,923,900
Other Assets and Liabilities, Net (0.1%)		(17,915)

Net Assets 100.0%		$24,905,985

WRITTEN OPTIONS ACTIVITY

	Contracts	Premiums
Options outstanding at beginning of period	230	$54,081
Options written during the period	620	119,120
Options closed	(530)	(120,287)
Options expired	(60)	(11,209)
Options exercised	(80)	(19,399)

Options outstanding at end of period	180	$22,306

SCHEDULE OF INVESTMENTS IN SECURITIES (continued)	June 30, 2004 (Unaudited)

Strong Multi Cap Value Fund II (continued)

WRITTEN CALL OPTIONS DETAIL

	Contracts (100 shares per contract)	Value (Note 2)
Andrx Group
(Strike Price is $30.00. Expiration date is 8/20/04. Premium received is $685.)	5	$(350)
(Strike Price is $25.00. Expiration date is 9/17/04. Premium received is $4,070.)	10	(3,700)

Apex Silver Mines, Ltd.
(Strike Price is $20.00. Expiration date is 10/15/04. Premium received is $860.)	5	(413)
(Strike Price is $22.50. Expiration date is 10/15/04. Premium received is $1,020.)	10	(350)

Arris Group, Inc.
(Strike Price is $7.50. Expiration date is 8/20/04. Premium received is $3,450.)	50	(875)

Biovail Corporation International
(Strike Price is $17.50. Expiration date is 7/16/04. Premium received is $760.)	5	(787)
(Strike Price is $20.00. Expiration date is 10/15/04. Premium received is $970.)	10	(1,050)

Celestica, Inc.
(Strike Price is $17.50. Expiration date is 9/17/04. Premium received is $1,360.)	5	(1,575)
(Strike Price is $20.00. Expiration date is 9/17/04. Premium received is $685.)	5	(788)

Coherent, Inc.
(Strike Price is $30.00. Expiration date is 8/20/04. Premium received is $893.)	10	(1,475)

Dana Corporation
(Strike Price is $20.00. Expiration date is 7/16/04. Premium received is $1,020.)	10	(400)
(Strike Price is $20.00. Expiration date is 10/15/04. Premium received is $923.)	5	(650)

GrafTech International, Ltd.
(Strike Price is $10.00. Expiration date is 9/17/04. Premium received is $1,680.)	20	(2,650)

Maytag Corporation
(Strike Price is $22.50. Expiration date is 7/16/04. Premium received is $1,270.)	10	(2,125)

Meridian Gold, Inc.
(Strike Price is $15.00. Expiration date is 10/15/04. Premium received is $740.)	10	(475)

United States Steel Corporation
(Strike Price is $35.00. Expiration date is 10/15/04. Premium received is $1,920.)	10	(3,350)

	180	$(21,013)

LEGEND

(a)	Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b)	Non-income producing security.
(c)	See Note 2(J) of Notes to Financial Statements.
(d)	All or a portion of these securities are held in conjunction with open written option contracts.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Strong Multi Cap Value Fund II
Assets:
Investments in Securities, at Value (Cost of $22,401,940)	$24,923,900
Receivable for Securities Sold	65,763
Dividends and Interest Receivable	6,401
Other Assets	3,578

Total Assets	24,999,642

Liabilities:
Payable for Securities Purchased	54,425
Written Options, at Value (Premiums Received of $22,306)	21,013
Accrued Operating Expenses and Other Liabilities	18,219

Total Liabilities	93,657

Net Assets	$24,905,985

Net Assets Consist of:
Capital Stock (Par Value and Paid-in Capital)	$25,695,170
Undistributed Net Investment Income (Loss)	(53,286)
Undistributed Net Realized Gain (Loss)	(3,259,152)
Net Unrealized Appreciation (Depreciation)	2,523,253

Net Assets	$24,905,985

Capital Shares Outstanding (Unlimited Number Authorized)	2,409,841

Net Asset Value Per Share	$10.34

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

Strong Multi Cap Value Fund II
Income:
Dividends (net of foreign withholding taxes of $3,951)	$97,173
Interest	3,149

Total Income	100,322

Expenses:
Investment Advisory Fees	98,910
Administrative Fees	39,564
Custodian Fees	8,900
Shareholder Servicing Costs	34,752
Other	16,415

Total Expenses before Expense Offsets	198,541
Expense Offsets (Note 4)	(44,933)

Expenses, Net	153,608

Net Investment Income (Loss)	(53,286)

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	1,345,265
Written Options	50,734

Net Realized Gain (Loss)	1,395,999
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(718,202)
Written Options	(2,471)

Net Change in Unrealized Appreciation/Depreciation	(720,673)

Net Gain (Loss) on Investments	675,326

Net Increase (Decrease) in Net Assets Resulting from Operations	$622,040

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Strong Multi Cap Value Fund II
	Six Months Ended June 30, 2004	Year Ended Dec. 31, 2003
	(Unaudited)
Operations:
Net Investment Income (Loss)	$(53,286)	$(16,136)
Net Realized Gain (Loss)	1,395,999	(1,382,553)
Net Change in Unrealized Appreciation/Depreciation	(720,673)	9,033,207

Net Increase (Decrease) in Net Assets Resulting from Operations	622,040	7,634,518
Distributions From Net Investment Income	—	(24,693)
Capital Share Transactions:
Proceeds from Shares Sold	2,176,311	5,512,320
Proceeds from Reinvestment of Distributions	—	24,693
Payment for Shares Redeemed	(5,605,338)	(9,478,404)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,429,027)	(3,941,391)

Total Increase (Decrease) in Net Assets	(2,806,987)	3,668,434
Net Assets:
Beginning of Period	27,712,972	24,044,538

End of Period	$24,905,985	$27,712,972

Undistributed Net Investment Income (Loss)	$(53,286)	$—
Transactions in Shares of the Fund:
Sold	209,864	667,110
Issued in Reinvestment of Distributions	—	2,442
Redeemed	(549,386)	(1,217,660)
Net Increase (Decrease) in Shares of the Fund	(339,522)	(548,108)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

STRONG MULTI CAP VALUE FUND II

	Period Ended
	June 30, 2004(b)		Dec. 31, 2003		Dec. 31, 2002	Dec. 31, 2001		Dec. 31, 2000	Dec. 31, 1999

Selected Per-Share Data(a)
Net Asset Value, Beginning of Period	$10.08		$7.29		$10.19	$9.79		$9.12	$10.08
Income From Investment Operations:
Net Investment Income (Loss)	(0.02)		(0.00	)(c)	0.01	0.04		0.04	0.06
Net Realized and Unrealized Gains (Losses) on Investments	0.28		2.80		(2.36)	0.36		0.67	(0.35)

Total from Investment Operations	0.26		2.80		(2.35)	0.40		0.71	(0.29)
Less Distributions:
From Net Investment Income	—		(0.01)		(0.04)	(0.00	)(c)	(0.04)	(0.07)
From Net Realized Gains	—		—		(0.51)	(0.00	)(c)	—	(0.60)

Total Distributions	—		(0.01)		(0.55)	(0.00	)(c)	(0.04)	(0.67)

Net Asset Value, End of Period	$10.34		$10.08		$7.29	$10.19		$9.79	$9.12

Ratios and Supplemental Data
Total Return	+2.58%		+38.39%		–23.16%	+4.12%		+7.82%	–2.87%
Net Assets, End of Period (In Millions)	$25		$28		$24	$33		$19	$11
Ratio of Expenses to Average Net Assets before Expense Offsets	1.5	%*	1.6%		1.4%	1.3%		1.4%	1.6%
Ratio of Expenses to Average Net Assets	1.2	%*	1.1%		1.2%	1.2%		1.2%	1.2%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.4	)%*	(0.1)%		0.1%	0.4%		0.5%	0.9%
Portfolio Turnover Rate	39.8%		70.5%		70.3%	60.7%		56.5%	93.9%

*	Calculated on an annualized basis.
(a)	Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)	For the six months ended June 30, 2004 (Unaudited).
(c)	Amount calculated is less than $0.005.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

1.	Organization

Strong Multi Cap Value Fund II (the “Fund”) (a series fund of Strong Variable Insurance Funds, Inc.) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund offers and sells its shares only to separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. At June 30, 2004, approximately 44%, 33%, and 15% of the Fund’s shares were owned by the separate accounts of three insurance companies.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

(A)	Security Valuation — Securities of the Fund traded on a national securities exchange are valued each business day at the last sales price. Securities traded on the NASDAQ Stock Market are valued each business day using the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are fair valued as determined in good faith under the general supervision of the Board of Directors. Some of the Fund’s portfolio securities may be listed on foreign exchanges that close before the U.S. markets and that trade on days when the U.S. markets are closed. As a result, management, under the supervision of the Strong Funds’ Board of Directors, will consider significant events affecting foreign securities and the movements of the domestic markets that occur after the close of the foreign markets and before the time a Fund’s net asset value (“NAV”) is calculated in valuing such foreign securities. Securities that are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

The Fund may own certain securities that are restricted as to resale. Restricted securities include Section 4(2) commercial paper, securities issued in a private placement, or securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. Restricted securities may be determined to be liquid or illiquid. Securities are deemed illiquid based upon guidelines established by the Fund’s Board of Directors. Illiquid securities are valued after giving due consideration to pertinent factors, such as recent private sales, market conditions, and the issuer’s financial performance. The Fund held no restricted and illiquid securities at June 30, 2004.

(B)	Federal Income and Excise Taxes and Distributions to Shareholders — The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

Undistributed income or net realized gains for financial statement purposes may differ from what is determined for federal income tax purposes due to differences in the timing, recognition, and characterization of income, expense, and capital gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually.

(C)	Realized Gains and Losses on Investment Transactions — Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

(D)	Certain Investment Risks — The Fund may utilize derivative instruments including options, futures, and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The Fund intends to use such derivative instruments primarily to hedge or protect itself from adverse movements in securities’ prices, foreign currencies, or interest rates. The use of these instruments involves certain risks, including the possibility that the future value of the underlying assets or indices fluctuate (in the case of futures and options), the derivative becomes illiquid, an imperfect correlation arises between the value of the derivatives and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

Investments in foreign-denominated assets or forward foreign currency contracts may involve greater risks than domestic investments such as foreign-related risks created by currency rate fluctuations, foreign political and economic instability, foreign financial reporting standards and taxes, and foreign securities markets and issuer regulation.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2004 (Unaudited)

(E)	Futures — Upon entering into a futures contract, the Fund segregates cash and/or other liquid investments equal to the minimum “initial margin” requirements of the exchange and the futures commission merchant or broker. The Fund designates liquid securities or cash as collateral on open futures contracts. During the term of the futures contract, the Fund also receives credit from, or pays to, the futures commission merchant or broker an amount of cash or liquid assets equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin” and are recorded as unrealized gains or losses by the Fund. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

(F)	Written Options — The Fund may write put or call options. Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability that is subsequently adjusted daily to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses by the Fund. When a written option is closed, expired, or exercised, the Fund realizes a gain or loss and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the written option, although any potential loss during the period would be reduced by the amount of the option premium received by the Fund. The Fund designates liquid securities or cash on its books to cover its financial exposure on open written options contracts.

(G)	Foreign Currency Conversion — Securities and other assets and liabilities initially expressed in foreign currencies are converted daily into U.S. dollars based upon current exchange rates. Purchases and sales of foreign securities and foreign income are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

(H)	Forward Foreign Currency Exchange Contracts — Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(I)	Short Positions — The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Changes between the amount of the liability and the current market value of the short positions are recorded as unrealized gains or losses. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund and are included in Other Expenses in the Statement of Operations. If the Fund sells securities short while also holding the long position in the security, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. If the Fund sells securities short when not holding the long position in the security, it will experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced.

(J)	Repurchase Agreements — The Fund may enter into repurchase agreements with institutions that the Fund’s investment advisor, Strong Capital Management, Inc. (the “Advisor”), has determined are creditworthy. Each repurchase transaction is recorded at cost, which approximates fair value. The Fund requires that the collateral, represented by cash and/or securities (primarily U.S. government securities), in a repurchase transaction be maintained in a segregated account under the control of the Fund’s custodial bank in a manner sufficient to enable the Fund to liquidate those securities in the event of a default of the counterparty. On a daily basis, the Fund’s custodial bank monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement.

(K)	Securities Lending — The Fund has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank, which was subsequently assumed by State Street Bank and Trust Company. Under the terms of the Agreement, the Fund may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash and cash equivalents equal to at least 102% of the market value of the aggregate loaned securities, plus accrued interest, and the collateral is marked-to-market daily. Cash collateral received is invested in repurchase agreements, investment funds, government obligations, and/or bank obligations. At June 30, 2004, the Fund had no securities on loan.

The three primary risks associated with securities lending are: a borrower defaulting on its obligation to return the securities loaned resulting in a shortfall on the posted collateral; a principal loss arising from the lending agent’s investment of cash collateral; and the inability of the lending Fund to recall a security in time to exercise valuable voting rights or sell the security. In each case, the lending agent has indemnified the Funds for these types of losses.

(L)	Directed Brokerage — The Fund directs certain portfolio trades to brokers who, in turn, pay a portion of the Fund’s expenses not applicable to the Advisor or its affiliates. Such amounts are included in Expense Offsets reported in the Fund’s Statement of Operations and in Note 4.

(M)	Earnings Credit Arrangements — Credits are earned on positive cash balances maintained in custodian accounts. These credits serve to reduce the custodian’s fees incurred by the Fund and are included in Expense Offsets reported in the Fund’s Statement of Operations and in Note 4.

(N)	Expenses — The Fund and other affiliated Strong Funds contract for certain services on a collective basis. The majority of the expenses are directly identifiable to an individual Fund. Expenses that are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Strong Funds.

(O)	Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

(P)	Guarantees and Indemnifications — In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(Q)	Other — Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts on the interest method.

3.	Related Party Transactions

The Advisor provides investment advisory and related services to the Fund. Strong Investor Services, Inc. (the “Administrator”), an affiliate of the Advisor, provides administrative, transfer agent, and related services to the Fund. Certain officers and, until December 2, 2003, certain directors of the Fund are or were affiliated with the Advisor and the Administrator. Investment advisory and administration fees, which are established by terms of the advisory and administration agreements, are based on an annualized rate of the average daily net assets of the Fund. The investment advisory fees are 0.75% for assets under $4 billion, 0.725% for the next $2 billion assets, and 0.70% for assets $6 billion and above. The administrative fees are 0.30% of the daily net assets of the Fund.

The Fund’s Advisor and/or Administrator may voluntarily waive or absorb certain expenses at their discretion. Transfer agent and related service fees are based on the lesser of various agreed-upon contractual percentages of the average daily net assets of the Fund or a contractually established rate for each participant account. Transfer agent fees are recorded in the Shareholder Servicing Costs in the Fund’s Statement of Operations. The Administrator also allocates to the Fund certain charges or credits resulting from transfer agency banking activities based on the Fund’s level of subscription and redemption activity. Transfer Agency Banking Charges allocated to the Fund by the Administrator, if any, are included in Other Expenses in the Fund’s Statement of Operations. Transfer Agency Banking Credits allocated by the Administrator, if any, serve to reduce the transfer agency expenses incurred by the Fund and are included in Expense Offsets in the Fund’s Statement of Operations and in Note 4. The Administrator is also compensated for certain other out-of-pocket expenses related to transfer agent services.

The Fund may invest cash in money market funds managed by the Advisor, subject to certain limitations set by the Fund’s Board of Directors and applicable law.

The amount payable to the Advisor or Administrator at June 30, 2004, shareholder servicing and other related expenses paid to the Administrator, transfer agency banking charges, and unaffiliated directors’ and independent officers’ fees, excluding the effects of waivers and absorptions, for the six months ended June 30, 2004 are $6,664, $34,752, $264, and $948, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2004 (Unaudited)

4.	Expense Offsets

Expense offsets for the six months ended June 30, 2004 included expense waivers and absorptions, transfer agency banking credits, earnings credits, and directed brokerage credits of $40,426, $0, $14, and $4,493, respectively.

5.	Line of Credit

The Strong Funds have established a line of credit agreement (“LOC”) with certain financial institutions, which expires October 8, 2004, to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds are subject to a $350 million cap on the total LOC. For an individual Fund, borrowings under the LOC are limited to either the lesser of 15% of the market value of the Fund’s total assets or any explicit borrowing limits in the Fund’s registration statement. The principal amount of each borrowing under the LOC is due not more than 45 days after the date of the borrowing. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum is incurred on the unused portion of the LOC and is allocated to all participating Strong Funds based on their net asset values. There were minimal borrowings under the LOC during the period. At June 30, 2004, there were no outstanding borrowings by the Fund under the LOC.

6.	Investment Transactions

The aggregate purchases and sales of long-term securities during the six months ended June 30, 2004 were $10,291,958 and $12,582,993, respectively. There were no purchases or sales of long-term U.S. government securities during the six months ended June 30, 2004.

7.	Income Tax Information

At June 30, 2004, the cost of investments in securities for federal income tax purposes was $23,429,047. Net unrealized appreciation of securities was $1,494,853, consisting of gross unrealized appreciation and depreciation of $2,939,325 and $1,444,472, respectively. The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

The capital loss carryovers (expiring in 2011) as of December 31, 2003, and tax basis post-October losses as of December 31, 2003, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	Net Capital Loss Carryovers	Post-October Losses
Strong Multi Cap Value Fund II	$3,690,922	$—

8.	Legal and Regulatory Matters

On or about May 20, 2004, the Advisor, the Administrator, and the Distributor (collectively, “Strong”), former chairman Richard S. Strong, and two employees of Strong entered into agreements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the State of Wisconsin Department of Justice (the Wisconsin Attorney General), and the Wisconsin Department of Financial Institutions representing a settlement of all the market-timing investigations of Strong and certain affiliates by these agencies. In the settlements, Strong, without admitting or denying the findings in any of the orders, consented to entries of cease and desist orders and injunctive relief relating to breaches of their fiduciary duties and violations of state and federal securities laws, including anti-fraud provisions. The settlements require the Advisor to pay $40 million in investor restoration and $40 million in civil penalties. The settlements require Mr. Strong to pay $30 million in investor restoration and $30 million in civil penalties. The NYAG settlement also requires Strong to reduce fees for all Funds (except money market funds and certain very short-term income funds) by an aggregate of at least $7 million a year for five years. Separately, the Board of Directors of the Strong Funds and the Advisor have agreed that the Advisor may allocate such fee and/or expense reductions in a manner it deems reasonable, provided that (i) each applicable Fund shall participate in such fee reduction, (ii) each Fund that was impacted by market timing related to the settlements shall receive a fee reduction of at least 0.025% each year, (iii) such fee reduction shall be taken after giving effect to all waivers and reimbursements currently in effect, and (iv) fees and expenses shall not subsequently be increased without prior Board approval. Additionally, the settlements require, among other things: 1) retention of an independent consultant to develop a payment plan for the amount of investor restoration; 2) the services of an independent compliance consultant to conduct a periodic review of Strong’s compliance policies and procedures; and 3) enhanced corporate governance policies for the Strong Funds. The NYAG settlement also requires: 1) the retention of a senior officer to assist the Board in monitoring compliance and reviewing fee arrangements; and 2) additional fee disclosure to investors in the Funds. Strong and Mr. Strong, and not the investors in any Strong Fund, will bear all the costs of complying with the settlements, including restoration, civil penalties, and associated legal fees stemming from these regulatory proceedings. Strong has not yet determined if the investor restoration or civil penalties will create any financial benefit to the Strong Funds.

Strong has received one or more subpoenas or requests for information from the West Virginia Attorney General and other regulatory agencies requesting documents, if any, related to market timing and late trading practices. Strong is aware of multiple outstanding class and derivative actions (“Actions”) filed since September 4, 2003, against Strong, Strong Funds, Strong Financial Corporation, Strong Investments, Inc., Strong affiliates, and certain of their officers and directors as defendants in certain federal and state courts with respect to factual matters referenced in the NYAG settlement. On February 20, 2004 and June 15, 2004, the United States Judicial Panel for Multi District Litigation (“MDL”) ordered the transfer of all but one of the Actions to the District of Maryland so those cases involving Strong could be coordinated and consolidated into one or two actions covered by a single complaint (“MDL Consolidated Actions”). A single Wisconsin state court Action involving Strong was not removed to the District of Maryland court. The District of Maryland court has since appointed co-chairs/chief administrative counsel for the plaintiffs in the actions involving all of the fund families before it. It has also appointed a lead plaintiff and lead plaintiff’s counsel for the actions involving each individual fund family, including Strong. The Actions generally allege, among other things, that the defendants violated their fiduciary duty to fund shareholders and certain retirement plan participants, and made false and misleading statements in the funds’ prospectuses in violation of federal and state securities laws. The Actions generally seek one or more of the following: compensatory damages, punitive damages, special damages, exemplary damages, rescission, restitution, payment of plaintiffs’ attorneys’ fees and experts’ fees, and/or replacement of the Board of Directors of the Strong Funds. Strong expects that the MDL Consolidated Actions will allege the same types of violations of law and seek the same forms of damages and remedies as did the numerous prior Actions. Certain state Actions will not be consolidated into the MDL Consolidated Actions, and proceedings in these state court Actions may be stayed or proceed independently of the MDL Consolidated Actions. The Strong Funds will not bear any costs incurred in connection with these Actions. Based on currently available information, Strong believes that the Actions will not have a material adverse financial impact on the Strong Funds, and are not likely to materially affect Strong’s ability to provide investment management services to its clients, including the Strong Funds. The Funds may experience increased redemptions or a decrease in new sales of shares as a result of the regulatory settlements and the ongoing Actions, which could result in increased transaction costs and operating expenses, or otherwise negatively impact the Strong Funds.

9.	Pending Acquisition

On May 26, 2004, Strong Financial Corporation (“SFC”) announced that it reached a definitive agreement with Wells Fargo & Company (“Wells Fargo”) to acquire assets of SFC and certain of its affiliates, including the Advisor. As part of the proposed transaction, SFC will be seeking approval from the Board of Directors of the Strong Funds (“Board”) on various matters including appointing Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo, as a new investment advisor for the Strong Funds and a merger of those funds into the Wells Fargo Funds family of mutual funds.

The mergers, which are anticipated to close in the first quarter of 2005, are subject to a number of conditions, including approval by the Board and shareholders of the Strong Funds.

DIRECTORS AND OFFICERS

Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 71 mutual funds (“Strong Funds”).

Willie D. Davis (DOB 7-24-34), Director of the Strong Funds since July 1994.

Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc., since 1977; Director of Wisconsin Energy Corporation (formerly WICOR, Inc., a utility company) since 1990, Metro-Goldwyn-Mayer, Inc. (an entertainment company) since 1998, Bassett Furniture Industries, Inc. since 1997, Checker’s Drive-In Restaurants, Inc. (formerly Rally’s Hamburgers, Inc.) since 1994, Johnson Controls, Inc. (an automotive systems and facility management company) since 1992, MGM Mirage (formerly MGM Grand, Inc., an entertainment/hotel company) since 1990, Dow Chemical Company since 1988, Sara Lee Corporation (a food/consumer products company) since 1983, Alliance Bank since 1980, Manpower, Inc. (a worldwide provider of staffing services) since 2001, and Kmart Corporation (a discount consumer products company) from 1985 to 2003; and Trustee of the University of Chicago since 1980 and Marquette University since 1988.

Gordon B. Greer (DOB 2-17-32), Director of the Strong Funds since March 2002.

Mr. Greer was Of Counsel for Bingham McCutchen LLP (a law firm previously known as Bingham Dana LLP) from 1997 to February 2002 and Partner of Bingham McCutchen LLP from 1967 to 1997. On behalf of Bingham McCutchen LLP, Mr. Greer provided representation to the disinterested directors of the Strong Funds from 1991 to February 2002. Bingham McCutchen LLP has provided representation to the Independent Directors of the Strong Funds since 1991.

Stanley Kritzik (DOB 1-9-30), Director of the Strong Funds since January 1995 and Chairman of the Audit Committee of the Strong Funds since July 2000.

Mr. Kritzik has been Partner of Metropolitan Associates (a real estate firm) since 1962; Director of Wisconsin Health Information Network since November 1997, Health Network Ventures, Inc. from 1992 to April 2000, and Aurora Health Care from September 1987 to September 2002; and Member of the Board of Governors of Snowmass Village Resort Association from October 1999 to October 2002.

Neal Malicky (DOB 9-14-34), Director of the Strong Funds since December 1999.

Mr. Malicky has been President Emeritus of Baldwin-Wallace College since July 2000; Chancellor of Baldwin-Wallace College from July 1999 to June 2000; President of Baldwin-Wallace College from July 1981 to June 1999; Director of Aspire Learning Corporation since June 2000; Trustee of Southwest Community Health Systems, Cleveland Scholarship Program, and The National Conference for Community and Justice until 2001; President of the National Association of Schools and Colleges of the United Methodist Church, Chairperson of the Association of Independent Colleges and Universities of Ohio, and Secretary of the National Association of Independent Colleges and Universities until 2001.

William F. Vogt (DOB 7-19-47), Director and Chairman of the Independent Directors Committee of the Strong Funds since January 1995.

Mr. Vogt has been Senior Vice President of IDX Systems Corporation (a management consulting firm) since June 2001; President of Vogt Management Consulting, Inc. from July 1990 to June 2001; and former Fellow of the American College of Medical Practice Executives.

DIRECTORS AND OFFICERS (continued)

Ane K. Ohm (DOB 10-16-69), Anti-Money Laundering Compliance Officer of the Strong Funds since November 2002.

Ms. Ohm has been Anti-Money Laundering Compliance Officer of Strong Financial Corporation since February 2003; Assistant Executive Vice President of Strong Financial Corporation since November 2003; Assistant Executive Vice President of Strong Capital Management, Inc. (the “Advisor”) since December 2001; Director of Mutual Fund Administration of Strong Investor Services, Inc. since April 2001; Vice President of Strong Investor Services, Inc. since December 2001; and Marketing Services Manager of Strong Investments, Inc. (the “Distributor”) from November 1998 to April 2001.

Phillip O. Peterson (DOB 12-5-44), Independent President of the Strong Funds since January 2004.

Mr. Peterson was a mutual fund industry consultant from August 1999 to December 2003; Partner of KPMG LLP from 1981 to July 1999; Director of The Hartford Group of Mutual Funds (71 funds) since 2002; and Director of the Fortis Mutual Fund Group (38 funds) from 2000 to 2002.

Richard W. Smirl (DOB 4-18-67), Vice President of the Strong Funds since February 2002 and Secretary of the Strong Funds since November 2001.

Mr. Smirl has been Senior Counsel of Strong Financial Corporation since December 2001; Assistant Secretary of Strong Financial Corporation from December 2001 to February 2003; Secretary of Strong Financial Corporation since February 2003; Assistant Executive Vice President of the Advisor since December 2001; Chief Legal Officer of the Advisor since February 2003; Secretary of the Advisor since November 2002; Assistant Secretary of the Advisor from December 2001 to November 2002; Senior Counsel of the Advisor from July 2000 to December 2001; General Counsel of the Distributor since November 2001; Secretary of the Distributor since July 2000; Vice President and Chief Compliance Officer of the Distributor from July 2000 to December 2003; Lead Counsel of the Distributor from July 2000 to November 2001; Vice President of Strong Investor Services, Inc. since December 2001; Assistant Secretary of Strong Investor Services, Inc. from December 2001 to May 2003; Secretary of Strong Investor Services, Inc. since May 2003; Partner at Keesal, Young & Logan LLP (a law firm) from September 1999 to July 2000; and Associate at Keesal, Young & Logan LLP from September 1992 to September 1999.

Gilbert L. Southwell III (DOB 4-13-54), Assistant Secretary of the Strong Funds since July 2001.

Mr. Southwell has been Associate Counsel of Strong Financial Corporation since December 2001; Assistant Secretary of the Advisor since December 2002; Associate Counsel of the Advisor from April 2001 to December 2001; Partner at Michael, Best & Friedrich, LLP (a law firm) from October 1999 to March 2001; and Assistant General Counsel of U.S. Bank, National Association (formerly Firstar Bank, N.A.) and/or certain of its subsidiaries from November 1984 to September 1999.

John W. Widmer (DOB 1-19-65), Treasurer of the Strong Funds since April 1999.

Mr. Widmer has been Treasurer of the Advisor since April 1999; Assistant Treasurer of Strong Financial Corporation since December 2001; Assistant Secretary of Strong Financial Corporation from December 2001 to January 2003; Treasurer of Strong Service Corporation since April 1999; Treasurer and Assistant Secretary of Strong Investor Services, Inc. since July 2001; and Manager of the Financial Management and Sales Reporting Systems department of the Advisor from May 1997 to April 1999.

Thomas M. Zoeller (DOB 2-21-64), Vice President of the Strong Funds since October 1999.

Mr. Zoeller has been Executive Vice President of the Advisor since April 2001; Chief Financial Officer of the Advisor since February 1998; Secretary of the Advisor from December 2001 to November 2002; Member of the Office of the Chief Executive of Strong Financial Corporation since May 2001; Chief Financial Officer and Treasurer of Strong Investments, Inc. since October 1993; Executive Vice President of Strong Investor Services, Inc. since July 2001; Secretary of Strong Investor Services, Inc. from July 2001 to May 2003; Executive Vice President, Chief Financial Officer, and Secretary of Strong Service Corporation since December 2001; Treasurer of Strong Service Corporation from September 1996 to April 1999; Vice President of Strong Service Corporation from April 1999 to December 2001; Member of the Office of the Chief Executive of the Advisor from November 1998 until May 2001; and Senior Vice President of the Advisor from February 1998 to April 2001.

Except for Messrs. Davis, Kritzik, Malicky, and Vogt, the address of all of the Directors and Officers is P.O. Box 2936, Milwaukee, WI 53201. Mr. Davis’s address is 161 North La Brea, Inglewood, CA 90301. Mr. Kritzik’s address is 1123 North Astor Street, Milwaukee, WI 53202. Mr. Malicky’s address is 4608 Turnberry Drive, Lawrence, KS 66047. Mr. Vogt’s address is P.O. Box 7657, Avon, CO 81620.

The statement of additional information contains additional information about fund directors and officers and is available without charge, upon request, by calling 1-800-368-3863.

NOTES

Directors

Willie D. Davis

Gordon B. Greer

Stanley Kritzik

Neal Malicky

William F. Vogt

Officers

Phillip O. Peterson, Independent President

Thomas M. Zoeller, Vice President

Richard W. Smirl, Vice President and Secretary

Gilbert L. Southwell III, Assistant Secretary

John W. Widmer, Treasurer

Ane K. Ohm, Anti-Money Laundering Compliance Officer

Investment Advisor

Strong Capital Management, Inc.

P.O. Box 2936, Milwaukee,Wisconsin 53201

Distributor

Strong Investments, Inc.

P.O. Box 2936, Milwaukee,Wisconsin 53201

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue, Kansas City, Missouri 64105

Transfer Agent and Dividend-Disbursing Agent

Strong Investor Services, Inc.

P.O. Box 2936, Milwaukee,Wisconsin 53201

Independent Accountants

PricewaterhouseCoopers LLP

100 East Wisconsin Avenue, Milwaukee,Wisconsin 53202

Legal Counsel

Godfrey & Kahn, S.C.

780 North Water Street, Milwaukee,Wisconsin 53202

Strong Investments

P.O. Box 2936 | Milwaukee, WI 53201

www.Strong.com.

To receive a free copy of the policies and

procedures the funds use to determine how

to vote proxies relating to portfolio securities, or

to receive a free copy of a fund’s proxy voting

record for the most recent 12-month period

ending on June 30, call 1-800-368-3863, or visit

the Securities and Exchange Commission’s web

site at www.sec.gov.

If you are a Financial Professional,

call 1-800-368-1683.

This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities are offered through Strong Investments, Inc. RT45360 08-04

WH3177 06-04

Item 2.	Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.

Item 3.	Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.

Item 4.	Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.

Item 5.	Audit Committee of Listed Registrants

Not applicable for filing of Semiannual Reports to Shareholders.

Item 6.	Schedule of Investments

Not applicable; full Schedule of Investments included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 9.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Funds’ Board of Directors.

Item 10.	Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant’s disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-CSR (1) is accumulated and communicated to the Registrant’s management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11.	Exhibits

The following exhibits are attached to this Form N-CSR:

11(a)(1)	Code of Ethics—Not applicable for filing of Semiannual Reports to Shareholders.

11(a)(2)(i)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

11(a)(2)(ii)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

11(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Variable Insurance Funds, Inc., on behalf of Strong Discovery Fund II, Strong Mid Cap Growth II and Strong Multi Cap Value Fund II

By:	/s/ Richard W. Smirl
Richard W. Smirl, Vice President and Secretary

Date: August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Zoeller
Thomas M. Zoeller, Principal Executive Officer

Date: August 19, 2004

By:	/s/ John W. Widmer
John W. Widmer, Treasurer (Principal Financial Officer)

Date: August 19, 2004